United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-23259

(Investment Company Act File Number)

Federated Hermes Adviser Series

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/21

Date of Reporting Period: 08/31/21

Item 1.	Reports to Stockholders

Annual Shareholder Report
August 31, 2021

Share Class | Ticker	Institutional | FHCOX

Federated Hermes Conservative Microshort Fund
Fund Established 2021

A Portfolio of Federated Hermes Adviser Series
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from February 3, 2021 through August 31, 2021. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (Unaudited)
The total return of Federated Hermes Conservative Microshort Fund (the “Fund”),1 based on net asset value for the since-inception reporting period from February 3, 2021 to August 31, 2021, was 0.36% for Institutional Shares. The 0.36% total return for the reporting period consisted of 0.26% of income and 0.10% of appreciation in the net asset value of the shares. The total return of the ICE BofA 3-month Treasury Bill Index (IBA3MT),2 the Fund’s benchmark, was 0.02% during the reporting period. The Fund’s total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses which were not reflected in the total return of the IBA3MT.
During the reporting period, the most significant factors affecting the Fund’s performance relative to the IBA3MT were: (1) allocations to credit-sensitive securities,3 as the benchmark index represents a proxy for an investment in a short-term Treasury security; (2) the use of securities having a longer maturity profile than that of the benchmark, which represents an investment in an instrument having a maturity of 3 months; and; (3) a generally higher interest rate sensitivity relative to that of the IBA3MT.4
MARKET OVERVIEW
The since-inception reporting period (approximately six months) reflected at first a recovery of the U.S. and global economies following the virtual global shutdown brought on by the coronavirus pandemic. By the end of the reporting period, the effect of the virus’ delta variant introduced a recurrence of concern. Nonetheless, the incredible amount of both fiscal and monetary stimulus which had been introduced to combat the economic malaise caused by the pandemic served to keep short-term yields low and credit spreads healthy. Short-term interest rate levels (inside of one year) were unchanged to slightly lower through the course of the period, while further out the curve, yields increased as the market became concerned with the possible effects of higher inflation resulting from the large amount of economic stimulus.
sector ALLOCATION
The Fund attempts to source return in excess of its benchmark (classified as “excess return,” or “alpha,”) through the use of credit-sensitive securities like commercial paper and term asset-backed securities (ABS) and corporate securities when market conditions warrant. Over the reporting period, the portfolio was comprised of virtually 100% credit sensitive securities, as opposed to government and government agency securities. This allocation decision provided a significant 38 basis point contribution to Fund outperformance relative to the IBA3MT. The decision to overweight credit securities over non-credit sectors was an important contributor to performance, though it must be noted that some of the effect attributable to the “sector
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decision” (i.e., the inclusion of non-index sectors in the portfolio) might also include some degree of outperformance from specific securities held in the portfolio (i.e., the “security selection” effect).
SECURITY SELECTION
With credit markets continuing to perform well over the period, there were also security-specific contributions to excess return, with the overall alpha provided from security selection amounting to 4 basis points. As noted above, however, when considering the combination of security and sector contributions to Fund outperformance, it must be remembered that virtually all of the securities owned in the portfolio are not components of the IBA3MT and would thus be considered “out-of-index exposures.” In the case of the Fund, these would consist of ABS securities, commercial paper and certain longer-term corporate holdings. It is therefore generally necessary to consider the combination of both sector and security contribution when assessing the efficacy of a portfolio strategy through the use of attribution analysis.
Duration / Yield curve
For most of the reporting period, Fund duration5 (i.e., interest rate exposure) was maintained at a level close to that of the maximum allowed by prospectus (a limit on weighted average portfolio maturity of 180 days). The portfolio held a number of securities having maturities longer than those which comprise the IBA3MT; however, the “yield curve” effect of these longer holdings detracted from performance as rates rose more the further one moved out the yield curve. While there was no effect on the Fund maintaining a longer duration than that of the IBA3MT during the period (rates inside of six months were effectively unchanged), the “yield curve” effect of owning some securities with durations/maturities longer than that of the IBA3MT caused a negative attribution contribution of 5 basis points relative to the IBA3MT.
1
The Fund is not a “money market” mutual fund. Some money market mutual funds attempt to maintain a stable net asset value through compliance with relevant Securities and Exchange Commission (SEC) rules. The Fund is not governed by those rules, and its shares will fluctuate in value.
2
Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the IBA3MT.
3
Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher rated securities and increased possibilities of default.
4
Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
5
Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,000 in the Federated Hermes Conservative Microshort Fund (the “Fund”) from February 3, 2021 to August 31, 2021, compared to the ICE BofA 3-Month US Treasury Bill Index (IBA3MT)1. The Average Annual Total Return table below shows returns averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of August 31, 2021
Average Annual Total Returns for the Period Ended 8/31/2021
Since Inception
Inception Date:	2/3/2021
Institutional Shares	0.36%
IBA3MT	0.02%
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
The IBA3MT is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, six months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. The IBA3MT is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index. During the reporting period, the name of the IBA3MT changed from “ICE Bank of America Merrill Lynch” to “ICE Bank of America.”
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Portfolio of Investments Summary Table (unaudited)
At August 31, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Asset-Backed Securities	29.0%
Commercial Paper	7.3%
Corporate Bond	1.1%
Certificates of Deposit	1.0%
Cash Equivalents[2]	46.7%
Other Repurchase Agreements	15.0%
Other Assets and Liabilities—Net[3]	(0.1)%
TOTAL	100%

1	See the Fund’s Prospectus for a description of the principal types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
August 31, 2021
Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— 29.0%
		Auto Receivables— 19.8%
$ 527,283		Chase Auto Credit Linked Notes 2020-2, Class D, 1.487%, 2/25/2028	$530,545
725,000		Drive Auto Receivables Trust 2019-4, Class C, 2.510%, 11/17/2025	735,392
3,250,000		Drive Auto Receivables Trust 2021-2, Class A2, 0.360%, 5/15/2024	3,258,578
220,180		GM Financial Automobile Leasing Trust 2019-2, Class B, 2.890%, 3/20/2023	221,037
750,000		GM Financial Automobile Leasing Trust 2020-2, Class B, 1.560%, 7/22/2024	763,554
2,300,000	[1]	Navistar Financial Dealer Note Master Trust 2020-1, Class B, 1.434% (1-month USLIBOR +1.350%), 7/25/2025	2,323,762
100,000		NextGear Floorplan Master Owner Trust 2018-2A, Class B, 4.010%, 10/15/2023	100,655
330,000		Santander Retail Auto Lease Trust 2019-A, Class D, 3.660%, 5/20/2024	336,281
115,000		Santander Retail Auto Lease Trust 2019-B, Class B, 2.580%, 8/21/2023	117,274
110,000		Santander Retail Auto Lease Trust 2019-B, Class C, 2.770%, 8/21/2023	111,999
945,000		Santander Retail Auto Lease Trust 2020-A, Class D, 2.520%, 11/20/2024	971,641
22,264		Securitized Term Auto Receivables Trust 2018-2A, Class A3, 3.325%, 8/25/2022	22,347
850,000		Tesla Auto Lease Trust 2020-A, Class B, 1.180%, 1/22/2024	860,607
3,000,000		Tesla Auto Lease Trust 2020-A, Class D, 2.330%, 2/20/2024	3,081,571
725,000		World Omni Auto Receivables Trust 2019-A, Class D, 2.590%, 12/15/2025	739,276
		TOTAL	14,174,519
		Credit Card— 0.5%
315,000	[1]	American Express Credit Account Master Trust 2017-5, Class B, 0.675% (1-month USLIBOR +0.580%), 2/18/2025	316,474
		Equipment Lease— 4.7%
3,000,000		Dell Equipment Finance Trust 2020-2, Class D, 1.920%, 3/23/2026	3,067,235
300,000		Dell Equipment Finance Trust 2021-1, Class D, 1.030%, 11/23/2026	301,816
		TOTAL	3,369,051
		Other— 3.8%
750,000		PFS Financing Corp. 2019-A, Class B, 3.130%, 4/15/2024	762,339
1,878,000		PFS Financing Corp. 2020-B, Class A, 1.210%, 6/15/2024	1,901,549
67,003		Sofi Consumer Loan Program Trust 2017-3 B, Class B, 3.850%, 5/25/2026	67,703
		TOTAL	2,731,591
		Student Loans— 0.2%
160,869		Navient Student Loan Trust 2018-A, Class A2, 3.190%, 2/18/2042	165,061
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $20,700,845)	20,756,696
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Principal Amount or Shares			Value
	[2]	COMMERCIAL PAPER— 7.3%
		Banking— 2.3%
$ 900,000		Antalis S.A., (Societe Generale, Paris LIQ), 0.090%, 9/10/2021	$899,974
750,000		NatWest Markets PLC, 0.371%, 1/7/2022	749,562
		TOTAL	1,649,536
		Energy - Midstream— 5.0%
3,580,000		Energy Transfer LP, 0.350%, 9/1/2021	3,579,970
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $5,228,993)	5,229,506
		CORPORATE BOND— 1.1%
		Financial Institution - Finance Companies— 1.1%
750,000	[1]	Air Lease Corp., Sr. Unsecd. Note, Series MTN, 0.484% (3-month USLIBOR +0.350%), 9/15/2021 (IDENTIFIED COST $750,000)	750,840
		CERTIFICATES OF DEPOSIT— 1.0%
		Banking— 1.0%
750,000		National Bank of Kuwait, 0.450%, 2/3/2022 (IDENTIFIED COST $750,000)	750,569
		OTHER REPURCHASE AGREEMENTS— 15.0%
3,580,000		MUFG Securities Americas, Inc., 0.22%, dated 8/31/2021, interest in a $550,000,000 collateralized loan agreement will repurchase securities provided as collateral for $550,003,361 on 9/1/2021, in which American depositary receipts, common stocks, convertible bonds, exchange traded funds, municipal bonds and unit investment trust with a market value of $561,004,408 have been received as collateral and held with BNY Mellon as tri-party agent.	3,580,000
3,580,000		ING Financial Markets LLC, 0.16%, dated 8/31/2021, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,000,333 on 9/1/2021, in which common stocks, corporate bonds and medium-term notes with a market value of $76,500,370 have been received as collateral and held with BNY Mellon as tri-party agent.	3,580,000
3,580,000		Standard Chartered Bank, 0.16%, dated 8/31/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,000,444 on 9/1/2021, in which treasury notes and treasury bonds with a market value of $102,004,738 have been received as collateral and held with BNY Mellon as tri-party agent.	3,580,000
		TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $10,740,000)	10,740,000
		INVESTMENT COMPANY— 46.7%
33,452,889		Federated Hermes Institutional Money Market Management, Institutional Shares, 0.01%[3] (IDENTIFIED COST $33,446,198)	33,446,198
		TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $71,616,036)[4]	71,673,809
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[5]	(53,305)
		TOTAL NET ASSETS—100%	$71,620,504
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Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2021, were as follows:
Federated Hermes Institutional Money Market Management, Institutional Shares
Value as of 2/3/2021	$—
Purchases at Cost	$47,625,297
Proceeds from Sales	$(14,179,099)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	$—
Value as of 8/31/2021	$33,446,198
Shares Held as of 8/31/2021	33,452,889
Dividend Income	$1,208
The Fund invests in Federated Hermes Institutional Money Market Management (MMM), a diversified portfolio of Federated Hermes Money Market Obligations Trust (MMOT) which is also managed by the Adviser. MMOT is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The investment objective of MMM is to provide current income consistent with stability of principal. Income distributions from MMM are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of MMM, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At August 31, 2021, MMM represents 46.7% of the Fund’s net assets. Therefore, the performance of the Fund is directly affected by the performance of MMM. Copies of MMM’s financial statements are available on the EDGAR Database on the SEC’s website or upon request from the Fund.
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
3	7-day net yield.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
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The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$20,756,696	$—	$20,756,696
Commercial Paper	—	5,229,506	—	5,229,506
Corporate Bond	—	750,840	—	750,840
Certificates of Deposit	—	750,569	—	750,569
Other Repurchase Agreements	—	10,740,000	—	10,740,000
Investment Company	33,446,198	—	—	33,446,198
TOTAL SECURITIES	$33,446,198	$38,227,611	$—	$71,673,809

The following acronym(s) are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
MTN	—Medium Term Note
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout the Period)
Period Ended 8/31/2021[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income (loss)	0.01
Net realized and unrealized gain (loss)	0.03
TOTAL FROM INVESTMENT OPERATIONS	0.04
Less Distributions:
Distributions from net investment income	(0.02)
Net Asset Value, End of Period	$10.02
Total Return[2]	0.36%
Ratios to Average Net Assets:
Net expenses[3]	0.04%[4]
Net investment income	0.23%[4]
Expense waiver/reimbursement[5]	1.15%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$71,621
Portfolio turnover	26%

1	Reflects operations for the period from February 3, 2021 (commencement of operations) to August 31, 2021.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
August 31, 2021

Assets:
Investment in other repurchase agreements	$10,740,000
Investment in securities	60,933,809
Investment in securities, at value including $33,446,198 of investments in an affiliated holding* (identified cost $71,616,036)	71,673,809
Cash	3,836
Income receivable	13,932
Income receivable from an affiliated holding	517
Total Assets	71,692,094
Liabilities:
Payable for shares redeemed	92
Income distribution payable	3,123
Payable to adviser (Note 5)	11,364
Payable for administrative fee (Note 5)	153
Payable for custodian fees	4,559
Payable for auditing fees	32,999
Payable for legal fees	2,286
Payable for transfer agent fees	424
Payable for portfolio accounting fees	8,864
Payable for share registration costs	4,468
Accrued expenses (Note 5)	3,258
Total Liabilities	71,590
Net assets for 7,151,093 shares outstanding	$71,620,504
Net Assets Consist of:
Paid-in capital	$71,565,872
Total distributable earnings (loss)	54,632
Total Net Assets	$71,620,504
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$71,620,504 ÷ 7,151,093 shares outstanding, no par value, unlimited shares authorized	$10.02

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Period Ended August 31, 20211

Investment Income:
Interest	$31,460
Dividends received from an affiliated holding*	1,208
TOTAL INCOME	32,668
Expenses:
Investment adviser fee (Note 5)	30,627
Administrative fee (Note 5)	9,620
Custodian fees	6,306
Transfer agent fees	1,565
Auditing fees	32,999
Legal fees	5,845
Portfolio accounting fees	17,750
Share registration costs	36,711
Printing and postage	3,200
Miscellaneous (Note 5)	1,049
TOTAL EXPENSES	145,672
Waiver and Reimbursement:
Waiver of investment adviser fee (Note 5)	(30,627)
Reimbursement of other operating expenses (Note 5)	(110,656)
TOTAL WAIVER AND REIMBURSEMENT	(141,283)
Net expenses	4,389
Net investment income	28,279
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(3,771)
Net change in unrealized appreciation of investments	57,773
Net realized and unrealized gain (loss) on investments	54,002
Change in net assets resulting from operations	$82,281

*	See information listed after the Fund’s Portfolio of Investments.
1	Reflects operations for the period from February 3, 2021 (commencement of operations) to August 31, 2021.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

Period Ended 8/31/2021[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$28,279
Net realized gain (loss)	(3,771)
Net change in unrealized appreciation/depreciation	57,773
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	82,281
Distributions to Shareholders	(27,649)
Share Transactions:
Proceeds from sale of shares	71,621,650
Net asset value of shares issued to shareholders in payment of distributions declared	24,518
Cost of shares redeemed	(80,296)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	71,565,872
Change in net assets	71,620,504
Net Assets:
Beginning of period	—
End of period	$71,620,504

1	Reflects operations for the period from February 3, 2021 (commencement of operations) to August 31, 2021.
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
August 31, 2021
1. ORGANIZATION
Federated Hermes Adviser Series (the “Trust”) was established as a Delaware statutory trust on July 12, 2017, and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 15 portfolios. The financial statements included herein are only those of Federated Hermes Conservative Microshort Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares: Institutional Shares, which commenced operations on February 3, 2021. Class A Shares are effective with the Securities and Exchange Commission (SEC), but currently are not yet offered for sale. The investment objective of the Fund is to provide current income consistent with capital preservation while maintaining liquidity.
The Fund invests a significant portion of its net assets in the Institutional Shares of Federated Hermes Institutional Money Market Management (the “Underlying Fund”), an affiliated institutional money market fund with substantially similar investment objectives and strategies as the Fund. Therefore, the performance of the Fund is directly affected by the performance of the Underlying Fund. To illustrate the security holdings, financial condition, results of operations and changes in net assets of the Underlying Fund, its financial statements should be read in conjunction with the Fund’s financial statements.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is
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normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. The detail of the total fund expense waiver and reimbursements of $141,283 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the period ended August 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2021, the current tax year will be subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Period Ended 8/31/2021[1]
Shares sold	7,156,666
Shares issued to shareholders in payment of distributions declared	2,451
Shares redeemed	(8,024)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	7,151,093

1	Reflects operations for the period from February 3, 2021 (commencement of operations) to August 31, 2021.
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4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the year ended August 31, 2021 was as follows:
2021
Ordinary income[1]	$27,649

1	For tax purposes, short-term capital gains distributions are considered ordinary income distributions.
As of August 31, 2021, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$6,017
Net unrealized appreciation	$57,773
Capital loss carryforwards	$(9,158)
At August 31, 2021, the cost of investments for federal tax purposes was $71,616,036. The net unrealized appreciation of investments for federal tax purposes was $57,773. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $58,763 and net unrealized depreciation from investments for those securities having an excess of cost over value of $990.
As of August 31, 2021, the Fund had a capital loss carryforward of $9,158 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$9,158	$—	$9,158
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.25% of the Fund’s average daily net assets. The Underlying Fund also has an investment advisory agreement with the Adviser by which the Adviser is entitled to an investment adviser fee of the Underlying Fund’s average daily net assets. To avoid charging duplicative fees, the Adviser has agreed to waive and/or reimburse its fee with respect to the net assets invested in the Underlying Fund. For the period ended August 31, 2021, the Adviser voluntarily waived its entire fee of $30,627 and voluntarily reimbursed $110,656 of other operating expenses.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the period ended August 31, 2021, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.25% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) November 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of August 31, 2021, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
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6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the period ended August 31, 2021, were as follows:
Purchases	$23,431,385
Sales	$1,922,656
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of August 31, 2021, the Fund had no outstanding loans. During the period ended August 31, 2021, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2021, there were no outstanding loans. During the period ended August 31, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as
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well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
10. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04 “Facilitation of the Effects of Reference Rate Reform on Financial Reporting,” which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU 2020-04 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.
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Report of Independent Registered Public Accounting Firm
TO THE board of Trustees OF Federated Hermes adviser series and shareholders of Federated Hermes Conservative Microshort Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Conservative Microshort Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Adviser Series (the “Trust”)), including the portfolio of investments, as of August 31, 2021, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from February 3, 2021 (commencement of operations) through August 31, 2021 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Adviser Series) at August 31, 2021, the results of its operations, the changes in its net assets and its financial highlights for the period from February 3, 2021 (commencement of operations) through August 31, 2021, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audit in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2021, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
October 25, 2021
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2021 to August 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 3/1/2021	Ending Account Value 8/31/2021	Expenses Paid During Period[1]
Actual	$1,000	$1,003.30	$[2]0.20
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,025.00	$[2]0.20

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.04%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
2
Actual expenses paid during the period utilizing the Fund’s current Fee Limit of 0.25% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 would be $1.26. Hypothetical expenses paid during the period utilizing the Fund’s current Fee Limit of 0.25% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365, would be $1.28.

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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2020, the Trust comprised 12 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 163 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Vice President, Federated Hermes, Inc.; President, Director/Trustee
and CEO, Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment
Management Corp., Federated Investment Counseling, Federated
Investment Management Company; President of some of the Funds in the Federated Hermes Fund Family and Director, Federated Investors
Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and Director of
Federated Investment Counseling; President and CEO of Passport
Research, Ltd.; Director, Edgewood Securities Corp.; Director,
Federated Services Company; Director, Federated Hermes, Inc.;
Chairman and Director, Southpointe Distribution Services, Inc. and
President, Technology, Federated Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, KLX Energy Services Holdings, Inc. (oilfield services); former
Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; and Director and Vice Chair, Our Campaign for the
Church Alive!, Inc.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: May 2017
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: May 2017
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: May 2017
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: May 2017
Principal Occupations: Stephen F. Auth is Chief Investment Officer of
various Funds in the Federated Hermes Fund Family; Executive Vice
President, Federated Investment Counseling, Federated Global
Investment Management Corp. and Federated Equity Management
Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment
Management Company and Passport Research, Ltd. (investment
advisory subsidiary of Federated); Senior Vice President, Global
Portfolio Management Services Division; Senior Vice President,
Federated Investment Management Company and Passport
Research, Ltd.; Senior Managing Director and Portfolio Manager,
Prudential Investments.

Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: January 2021
Principal Occupations: Robert J. Ostrowski joined Federated Hermes,
Inc. in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated
Hermes’ taxable fixed-income products in 2004 and also serves as a
Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice
President of the Fund’s Adviser in 2009 and served as a Senior Vice
President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his
M.S. in Industrial Administration from Carnegie Mellon University.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: January 2021
Principal Occupations: Deborah A. Cunningham was named Chief
Investment Officer of Federated Hermes’ money market products in
2004. She joined Federated Hermes in 1981 and has been a Senior
Portfolio Manager since 1997 and an Executive Vice President of the
Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–November 2020
Federated Hermes Conservative Microshort Fund (the “Fund”)
At its meetings in November 2020 (the “November Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved for an initial two-year term a proposed investment advisory contract (the “Contract”) between the Fund and Federated Investment Management Company (the “Adviser”). The Board’s determination to approve the Contract reflects the exercise of its business judgment regarding whether to authorize the creation and offering of this new investment vehicle, as proposed by Federated Hermes, Inc. (together with its wholly owned subsidiaries, “Federated Hermes”), and is based on information requested by the Board and provided by Federated Hermes, as well as Federated Hermes’ recommendation to go forward with development of the Fund. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its November Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s proposed management fee and in determining to approve the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered the materials and presentations provided by Federated Hermes and the CCO’s independent written evaluation in connection with its annual approval of the continuation of the advisory and subadvisory contracts for the other funds advised by the Adviser and its affiliates (each, a “Federated Hermes Fund”) at its May 2020 meetings. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the proposed Contract, which included information furnished to the Board at its meetings throughout the year regarding the Federated Hermes Funds.
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The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s proposed investment objective; the Fund’s anticipated expenses, including the proposed advisory fee and the overall estimated expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions to be derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of anticipated Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s proposed relationship to the other Federated Hermes Funds, which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including any communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the on-going coronavirus pandemic on Federated Hermes, including, among other information, the current and anticipated impacts on the proposed management and operations of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its
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relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission’s (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the proposed Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board recognized that certain of the factors listed above (relating to such matters as anticipated Fund performance and any indirect benefits that may accrue to Federated Hermes as a result of the Adviser’s proposed relationship with the Fund) are essentially impossible to apply before the Fund has experienced any meaningful operating history.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Federated Hermes Funds and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Contract was based on a comprehensive consideration of all information provided to the Board. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the November Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the November Meetings.
Nature, Extent and Quality of Services to be Provided
The Board considered the nature, extent and quality of the services to be provided to the Fund by the Adviser and the resources of the Adviser and its affiliates to be dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board also considered its past experience with the Adviser with respect to the services it provides to other Federated Hermes
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Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team to be primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the proposed Fund. In particular, the Board considered the abilities and experience of the portfolio management team in managing short duration fixed income portfolios. The Board noted the compliance program of the Adviser and the compliance-related resources that would be devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC, such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions with respect to other Federated Hermes Funds and considered the overall performance of the Adviser in this context. The Adviser’s anticipated ability to execute the proposed Fund’s investment program was one of the Board’s considerations in reaching a conclusion that, with due regard for the fact that the Fund did not yet have an operating history, the nature, extent and quality of the Adviser’s investment management and related services warrant the approval of the Contract.
Fund Investment Performance
Recognizing that the Fund is new and has no performance history, the Board did not consider the performance history of the Fund. Instead, the Board considered the investment performance of the Adviser, including, for purposes of considering the investment skill and experience of the Adviser in managing other Federated Hermes Funds with short duration fixed income portfolios, performance data showing the Adviser’s capabilities in managing the Federated Hermes Ultrashort Bond Fund and Federated Hermes Government Ultrashort Fund. The Board also received additional information about the broad range of the portfolio management team’s investment experience and their investment philosophy and process, including with respect to the Fund’s proposed investments in investment-grade fixed income securities.
Based on these considerations, the Board concluded that it was satisfied that the Adviser has the capability of providing satisfactory investment performance for the Fund.
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Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the proposed contractual advisory fee rates, proposed net advisory fee rates, anticipated total expense ratios and each element of the Fund’s anticipated total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to funds with an institutional share class within the category of peer funds selected by Morningstar, Inc., an independent fund ranking organization (the “Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the reasonableness of the Fund’s fees. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, anticipated to be chosen and maintained by the Fund’s anticipated investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund will compete.
The Board reviewed the proposed contractual advisory fee rate, proposed net advisory fee rate and proposed other expenses of the Fund and noted the position of the Fund’s proposed fee rates relative to its Peer Group. In this regard, the Board noted that the proposed contractual advisory fee rate of the Fund was equal to the median of the Peer Group.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Fund, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The comparative fee data also included information regarding advisory fees charged by the Adviser to the Federated Hermes Ultrashort Bond Fund and Federated Hermes Government Ultrashort Fund. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows
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and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
The Board also considered the extent to which the Fund may invest in one or more other Federated Hermes Funds managed by the Adviser and the Adviser’s agreement to waive and/or reimburse the Fund’s management fee in proportion to the amount of the Fund’s assets invested in such underlying funds.
The Board considered the CCO’s conclusion that the proposed management fee was reasonable. The Board reviewed the proposed fees and other expenses of the Fund and was satisfied that the proposed overall expense structure of the Fund appeared to be appropriate.
Profitability and Other Benefits
In connection with the Board’s governance of other Federated Hermes Funds, the Board regularly receives financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covers not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). The information also details any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and
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considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board also considered that Federated Hermes has been active in managing expenses for the Federated Hermes Funds.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported projected revenues for the Fund, as detailed cost allocation reports had not yet been projected for this Fund. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continue to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The CCO noted that the Fund was new to Federated Hermes and any projected cost allocation and/or profit margin does not represent the full or actual cost of operating a Federated Hermes Fund and makes only rough estimates of the cost to launch a Federated Hermes Fund. The CCO also noted that, while the Fund is expected to grow in size, the creation and maintenance of the Fund requires a substantial initial investment. The allocation information, including the CCO’s view that the estimations regarding the Fund may be unreliable, was considered in the evaluation by the Board.
The Board also considered information regarding the CCO’s review of information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered that the CCO noted that Federated Hermes regularly undertakes to establish new Federated Hermes Funds and maintains a number of other smaller Federated Hermes Funds that, while expected to grow to a greater size, nevertheless require substantial investment and waiver or assumption of fees and other expenses in order to deliver them to the marketplace. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds, including the proposed Contract.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as
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personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board noted the fee waiver arrangement proposed for the Fund.
In connection with the Board’s governance of other Federated Hermes Funds, the Board regularly receives information furnished by Federated Hermes regarding adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size. The Board considered that the CCO did not recommend institution of breakpoints in pricing Federated Hermes’ proposed advisory services to the Fund at this time, noting that it would review future asset growth and the appropriateness of any potential future breakpoints as part of its future annual review of the Contract.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the proposed management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the proposed management fee.
The Board based its determination to approve the proposed Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve
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the proposed Contract reflects its view that, based upon the information requested and supplied, Federated Hermes’ proposal to establish and manage the Fund and its past performance and actions in providing services to other Federated Hermes Funds (which the Board has found to be satisfactory with respect to such other Federated Hermes Funds) provided a satisfactory basis to support the determination to approve the proposed arrangement.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Adviser Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Conservative Microshort Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
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applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Conservative Microshort Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423A473
Q455164 (10/21)
© 2021 Federated Hermes, Inc.

Annual Shareholder Report
August 31, 2021

Share Class | Ticker	Institutional | FHMIX

Federated Hermes Conservative Municipal Microshort Fund
Fund Established 2021

A Portfolio of Federated Hermes Adviser Series
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from February 3, 2021 through August 31, 2021. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Conservative Municipal Microshort Fund (the “Fund”),1 based on net asset value for the since-inception reporting period beginning February 3, 2021 and ended August 31, 2021, was 0.16% for the Institutional Shares. The 0.16% total return for the Institutional Shares for the reporting period consisted of 0.16% of tax-exempt dividend income and price appreciation of 0.00% in the net asset value of the shares.2 The total return of the Bloomberg BVAL Municipal Yield Curve (Callable) 3-Month Index (the “Index”),3 the Fund’s benchmark, was 0.04%. The Fund’s total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses that were not reflected in the total return of the Index.
During the reporting period, the Fund’s investment strategy focused on: (a) the credit quality4 of the portfolio securities; (b) security selection; and (c) the dollar-weighted average portfolio maturity (WAM). These were the most significant factors affecting the Fund’s performance during the reporting period.
MARKET OVERVIEW
The evolving outlooks for the path of the virus and for fiscal policy were the main drivers of financial markets over the period. Progress on vaccinations had been slower than expected, and the near-term trajectory of the pandemic worsened, weighing on economic activity. However, even with the appearance of new strains of the virus, market confidence in the ultimate efficacy of vaccination efforts seemed to remain high.
The federal government’s fiscal relief packages continued to buffer economic activity and provided direct and specific assistance to municipal entities. The latest was the passage of the $1.9 trillion American Rescue Plan (“ARP”) in March 2021. The ARP provided an additional boost to the U.S. economy and was especially beneficial to the municipal market as state and local governments were awarded $350 billion in direct payments. Additionally, and generally speaking, municipal tax revenues fared much better than anticipated (and budgeted for) during the early stages of the pandemic.
The municipal bond market’s technical (supply and demand) position was very strong during the reporting period. While the continued inability to issue tax-exempt advance refunding debt fueled the issuance of taxable municipal debt, the issuance of tax-exempt or traditional municipal debt was relatively comparable to prior periods. This issuance, however, was not enough to offset the amount of bonds maturing or being called. At the same time, demand remained exceptionally strong as flows into municipal bond funds continued at a record pace.
Annual Shareholder Report
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During the reporting period, the Federal Reserve (the “Fed”) maintained a Fed funds target rate at the 0-0.25% range. In June 2021, the Fed raised the rates on both its Reverse Repo Facility and Interest on Excess Reserves by 5 basis points to 5 basis points and 15 basis points, respectively. The 2-year U.S. Treasury Note began the reporting period with a yield of 0.12%, ended the period with a yield of 0.21% and averaged 0.17%.
Turning to municipal rates, the seven-day SIFMA Index rate, a proxy for weekly municipal variable-rate demand notes (“MVRDN”) ranged from a low of 0.02% during July and August to a high of 0.07% on March 31, 2021 and averaged 0.04% for the reporting period. The 1-year Moody’s Investment Grade 1 (“MIG1”) note scale ranged between 0.08% and 0.15% while the 2-year AAA Municipal Scale started and ended the period at 0.11% per Municipal Market Data or “MMD” (the Bloomberg BVAL Municipal AAA Yield Curve 2 Year Index ranged from a high of 0.21% on March 1, 2021 to a low of 0.05% on August 4, 2021 and averaged 0.12%). As a ratio, the MMD 2-year AAA Municipal Scale was approximately 92% of the 2-year U.S. Treasury Note to start the period and approximately 52% at the end of the period. The MMD 2-year Baa Municipal Scale began the period at 0.78% and ended the period at 0.39%. Therefore, the spread above the MMD 2-year AAA Municipal Scale began the period at 0.67% and ended the period at 0.28%, for a tightening of 0.39%.
CREDIT QUALITY
The Fund attempts to achieve returns in excess of its “AAA”-rated benchmark with a conservative approach to municipal credit by seeking to invest in tax-exempt securities or issuers rated investment-grade5 (or unrated securities of comparable quality). Within investment-grade securities, the Fund’s prospectus allows for purchasing up to 15% in “BBB” rated securities, including securities with short-term ratings of comparable quality (i.e., “A-3” or “P-3” ratings). Given limited opportunities and a selective approach in the “BBB” space, the Fund’s exposure to “BBB”-rated securities was 3.6% at the end of the reporting period. This was down from a high of approximately 8% in June as purchased securities matured.
Therefore, the Fund sought higher exposure to securities with “A-2”/”P-2”/”F2” short-term ratings and “A” long-term ratings (average exposure based on month-end holdings were approximately 18% and 16%, respectively) as short-maturity credit spreads provided attractive buying opportunities that generated higher returns. Municipal credit performed well across the board as the economy continued to recover, additional stimulus was passed and the vaccine rollout continued. As noted above, spreads on 2-year “BBB” paper tightened considerably.
Annual Shareholder Report
2

security selection
Because the Fund pursues a strategy that seeks to generate higher returns than may be obtained by a tax-exempt money market fund with a low degree of share price fluctuation, the Fund was managed during the reporting period with an intention of maintaining a barbell structure consisting of 45% to 60% weighting in very short-term maturity securities such as tax-exempt weekly reset MVRDNs and tender option bonds combined with 40% to 55% weighting in fixed-rate municipal bonds and notes with maturities generally from three months to two years.
The Fund addressed liquidity needs by owning daily and weekly MVRDNs with spreads of approximately 0-5 basis points over the SIFMA Index. Additionally, the Fund was able to build core positions in MVRDNs and tender option bonds with spreads of approximately 10-20 basis points and 15-25 basis points, respectively, over the SIFMA Index. And lastly, with a steady asset base, the Fund was selectively able to add fixed-rate holdings with credit spreads of approximately 20-40 basis points above the MMD 2-year AAA Municipal Scale. Overall, security selection added to Fund performance.
Dollar-weighted average portfolio maturity (“WAM”)
The Fund also employs a “microshort” strategy to aid in seeking a low degree of share price fluctuation. As such, the Fund’s WAM is constrained by its prospectus to a maximum of 180 days. As determined at the end of the reporting period, the Fund’s WAM was 71 days. The Fund’s WAM had a neutral effect on Fund performance as the Fund was neither exceptionally shorter or longer than the Index.
The Fund’s WAM ranged from a low of 22 days on February 3, 2021 to a high of 94 days on June 25, 2021. The range was impacted, in part, by the availability of appropriate securities at the Fund’s inception date (and throughout the period), periods of rich tax-exempt valuations (recall the end of period ratio of 52% for the MMD 2-year AAA Municipal vs. the 2-year U.S. Treasury Note), Fund management’s view on the direction of interest rates and maintaining a healthy position in securities with interest rates that reset weekly.
As discussed above, short-term municipal rates remained low and were relatively steady/range-bound with a slight upward slope during the period.
Annual Shareholder Report
3

1
Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices. The Fund is not a “money market” mutual fund. Some money market mutual funds attempt to maintain a stable net asset value through compliance with relevant Securities and Exchange Commission (SEC) rules. The Fund is not governed by those rules, and its shares will fluctuate in value.
2
Income may be subject to the federal alternative minimum tax, as well as state and local taxes.
3
Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the Index.
4
Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
5
Investment-grade securities and noninvestment-grade securities may either be: (a) rated by a nationally recognized statistical ratings organization or rating agency; or (b) unrated securities that the Fund’s investment adviser (“Adviser”) believes are of comparable quality. The rating agencies that provided the ratings for rated securities include Standard & Poor’s, Moody’s Investor Services, Inc. and Fitch Rating Service. When ratings vary, the highest rating is used. Credit ratings of “AA” or better are considered to be high credit quality; credit ratings of “A” are considered high or medium/good quality; and credit ratings of “BBB” are considered to be medium/good credit quality, and the lowest category of investment-grade securities; credit ratings of “BB” and below are lower-rated, noninvestment-grade securities or junk bonds; and credit ratings of “CCC” or below are noninvestment-grade securities that have high default risk. Any credit quality breakdown does not give effect to the impact of any credit derivative investments made by the Fund.
Annual Shareholder Report
4

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,000 in the Federated Hermes Conservative Municipal Microshort Fund (the “Fund”) from February 3, 2021 to August 31, 2021, compared to the Bloomberg BVAL Municipal Yield Curve (Callable) 3-Month Index (the “Index”).1 The Average Annual Total Return table below shows returns averaged over the stated period.
Growth of a $10,000 Investment
Growth of $10,000 as of August 31, 2021
Average Annual Total Returns for the Period Ended 8/31/2021
Since Inception
Inception Date:	2/3/2021
Institutional Shares	0.16%
Index	0.04%
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5

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
The Bloomberg BVAL Municipal Yield Curve (Callable) 3-Month Index is a municipal “AAA” 5% coupon benchmark yield curve that is the baseline curve for BVAL tax-exempt municipals. It is populated with high quality U.S. municipal bonds with an average rating of “AAA” from Moody’s and S&P. The yield curve is built using non-parametric fit of market data obtained from the Municipal Securities Rulemaking Board, new issues calendars and other proprietary contributed prices. The benchmark is updated hourly and utilizes eligible “AAA” traded observations throughout the day and accessible on through Bloomberg services. The 3-Month curve is one data point of the overall BVAL Municipal AAA Benchmark Curve. The Index is unmanaged, and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report
6

Portfolio of Investments Summary Tables (unaudited)
At August 31, 2021, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Multi-Family Housing	23.8%
General Obligation - Local	14.4%
Industrial Development/Pollution Control	12.8%
Electric & Gas	9.8%
Higher Education	6.5%
Hospital	6.5%
General Obligation - State	3.6%
Water & Sewer	3.2%
Toll Road	2.8%
Dedicated Tax	1.6%
Other[2]	14.9%
Other Assets and Liabilities—Net[3]	0.1%
TOTAL	100%

1
Sector classifications and the assignments of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund’s
Adviser. For securities that have been enhanced by a third-party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund’s Adviser.

2	For purposes of this table, sector classifications constitute 85.0% of the Fund’s total new assets. Remaining sectors have been aggregated under the designation “Other”.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
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At August 31, 2021, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	48.8%
8-30 Days	4.7%
31-90 Days	23.2%
91-180 Days	9.5%
181 Days or more	13.7%
Other Assets and Liabilities—Net[2]	0.1%
Total	100%

1
Variable rate demand instruments are treated as short-term securities as the repayment of their principal amount at face value can be on demand. For other investments, effective maturity is the unexpired time until final maturity.

2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
8

Portfolio of Investments
August 31, 2021
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— 93.8%
		California— 7.2%
$ 85,000		California State, Various Purpose UT GO Bonds, 5.000%, 9/1/2021	$85,000
175,000		California Statewide Communities Development Authority MFH (ERP Operating LP), (Series 2013B) Weekly VRDNs, 0.170%, 9/1/2021	175,000
475,000		Los Angeles, CA MFH Revenue Bonds (CORE Related/ GALA Rentals, LP), SPEAR’s 3a7 (Series DBE-8081) VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.460%, 9/2/2021	475,000
		TOTAL	735,000
		Colorado— 2.4%
244,587		Colorado HFA (Steele San Juan, LLC), Mizuho 3a-7 (Series 2021-MIZ9068) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.270%, 9/2/2021	244,587
		Connecticut— 1.5%
150,000		Naugatuck, CT, (Issue of 2015), (United States Treasury PRF), 5.000%, 9/15/2021	150,265
		Florida— 4.2%
250,000		Brevard County, FL Health Facilities Authority (Health First, Inc.), Health Care Facilities Revenue Bonds (Series 2014), 5.000%, 4/1/2022	256,967
75,000		Fort Myers, FL Capital Improvement Revenue Authority, (Series 2018A), 5.000%, 12/1/2021	75,883
100,000		Miami-Dade County, FL Water & Sewer, Revenue Refunding Bonds (Series 2015), 5.000%, 10/1/2021	100,396
		TOTAL	433,246
		Georgia— 1.0%
100,000		Floyd County, GA Development Authority PCRBs (Georgia Power Co.), (First Series 2010) Daily VRDNs, 0.020%, 9/1/2021	100,000
		Illinois— 8.8%
125,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.000%, 11/1/2021	125,985
500,000		Illinois Finance Authority (Saint Xavier University), (Series 2006) Weekly VRDNs, (Huntington National Bank LOC), 0.120%, 9/2/2021	500,000
200,000		Illinois State, UT GO Refunding Bonds (Series 2021A), 5.000%, 3/1/2022	204,753
75,000		St. Charles, IL Park District, UT GO Refunding Bonds (Series 2017B), 5.000%, 12/15/2021	76,022
		TOTAL	906,760
		Indiana— 2.4%
250,000		Brownsburg, IN School Building Corp. BANs, 1.500%, 5/13/2022	250,350
		Massachusetts— 5.2%
250,000		Massachusetts IFA (New England Power Co.), (Series 1992B), CP, 0.130%, Mandatory Tender 9/9/2021	250,003
100,000		Massachusetts IFA (New England Power Co.), (Series 1992B), CP, 0.160%, Mandatory Tender 10/7/2021	100,002
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Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Massachusetts— continued
$180,000		Quincy, MA BANs, 1.500%, 1/14/2022	$180,940
		TOTAL	530,945
		Minnesota— 0.5%
55,000		Rochester, MN Health Care Facility Authority (Mayo Clinic), (Series C) TOBs, 4.500%, Mandatory Tender 11/15/2021	55,481
		Montana— 7.0%
715,000		Montana State Board of Housing (HRDC IX Affordable Housing Solutions LP), Mizuho 3a-7 (2021-MIZ9061) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.270%, 9/2/2021	715,000
		Multi-State— 10.7%
600,000		Invesco Value Municipal Income Trust, PUTTERs 3a-7 (VMTP 5027) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.190%, 9/1/2021	600,000
500,000		Nuveen AMT-Free Quality Municipal Income Fund, Series D Weekly VRDPs, 0.240%, 9/1/2021	500,000
		TOTAL	1,100,000
		New Jersey— 1.1%
110,000		Jersey City, NJ, (Series 2021A) BANs, 1.500%, 1/12/2022	110,565
		New York— 2.3%
34,800		Rhinebeck, NY CSD, General Obligation Bonds (Series 2021), 3.000%, 6/15/2022	35,557
100,000		Rochester, NY, UT GO Refunding Bonds (Series 2016 I), 4.000%, 10/15/2021	100,460
100,000		Triborough Bridge & Tunnel Authority, NY, Revenue Refunding Bonds (Series 2002E), 5.500%, 11/15/2021	101,088
		TOTAL	237,105
		North Carolina— 0.7%
75,000		Mecklenburg County, NC, (Series 2015A), 5.000%, 10/1/2021	75,298
		Ohio— 4.0%
260,000		Akron, OH Parking Facilities Revenue, 5.000%, 12/1/2021	263,009
75,000		Ohio State University, General Receipts Bonds (Series 2010D), 5.000%, 12/1/2021	75,910
75,000		Ohio State, UT GO Refunding Bonds (Series 2014A), 5.000%, 9/15/2021	75,134
		TOTAL	414,053
		Oklahoma— 3.4%
350,000		Garfield County, OK Industrial Authority Pollution Control (Oklahoma Gas and Electric Co.), (Series 1995-A) Weekly VRDNs, 0.110%, 9/1/2021	350,000
		Pennsylvania— 11.1%
640,000		East Hempfield Township, PA IDA (BGT Realty), (Series of 2005) Weekly VRDNs, (Fulton Bank, N.A. LOC), 0.440%, 9/2/2021	640,000
120,000		Northampton County, PA IDA (Binney & Smith Inc.), (Series 1997B) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.190%, 9/1/2021	120,000
90,000		Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania), (Series A of 2011), 5.000%, 9/1/2021	90,000
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Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Pennsylvania— continued
$100,000		Souderton, PA Area School District, UT GO Bonds (Series of 2017), 4.000%, 11/1/2021	$100,617
180,000		Westmoreland County, PA, UT GO Bonds (Series 2013A), 5.000%, 12/1/2021	182,079
		TOTAL	1,132,696
		Tennessee— 1.9%
90,000		Memphis, TN Sanitary Sewer System, Revenue Refunding Bonds (Series 2011), 5.000%, 10/1/2021	90,357
100,000		Tennessee Housing Development Agency, Residential Finance Program Revenue Refunding Bonds (Series 2019 2), 1.650%, 7/1/2022	100,116
		TOTAL	190,473
		Texas— 12.2%
500,000		Austin, TX Affordable Public Finance Authority (LDG Belmont LP), (Series 2021-XF1102) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.270%, 9/2/2021	500,000
500,000		North Central Texas HFDC (Gala at Waxahachie, LP), Tender Option Bond Trust Certificates (Series 2021-XF1099) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.270%, 9/2/2021	500,000
250,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002A) Weekly VRDNs, 0.080%, 9/1/2021	250,000
		TOTAL	1,250,000
		Virginia— 1.8%
80,000		Fairfax County, VA, Public Improvement UT GO Bonds (Series 2017A), 5.000%, 10/1/2021	80,317
100,000		Lynchburg, VA Economic Development Authority (Centra Health Obligated Group), (Series 2017C) Weekly VRDNs, (Truist Bank LOC), 0.090%, 9/2/2021	100,000
		TOTAL	180,317
		Washington— 0.8%
80,000		Washington State Federal Highway Grant Anticipation Revenue, (Series 2012F), 5.000%, 9/1/2021	80,000
		West Virginia— 2.4%
250,000		West Virginia State Hospital Finance Authority (Cabell Huntington Hospital), (Series 2008A) Weekly VRDNs, (Truist Bank LOC), 0.090%, 9/2/2021	250,000
		Wisconsin— 1.2%
120,000		La Crosse, WI IDA (GGP Inc.), (Series A) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.190%, 9/2/2021	120,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $9,612,261)	9,612,141
		MUNICIPAL BONDS— 6.1%
		Louisiana— 1.6%
150,000		Louisiana Stadium and Exposition District, BANS (Series 2021), 4.000%, 7/3/2023	158,139
		New Jersey— 0.8%
75,000		Vernon Township, NJ, UT GO Refunding Bonds (Series 2020A), 4.000%, 1/1/2023	78,754
Annual Shareholder Report
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Principal Amount		Value
	MUNICIPAL BONDS— continued
	New York— 1.7%
$175,000	New York State Thruway Authority (New York State Thruway Authority - General Revenue), General Revenue Bonds (Series 2012I), 5.000%, 1/1/2023	$177,774
	West Virginia— 2.0%
200,000	Mason County, WV (Appalachian Power Co.), PCRBs (Series L), 2.750%, 10/1/2022	205,235
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $619,167)	619,902
	TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $10,231,428)[2]	10,232,043
	OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	15,166
	TOTAL NET ASSETS—100%	$10,247,209
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2021, were as follows:
Federated Hermes Institutional Tax-Free Cash Trust, Premier Shares
Value as of 2/3/2021	$—
Purchases at Cost	$8,200,000
Proceeds from Sales	$(8,200,000)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 8/31/2021	$—
Shares Held as of 8/31/2021	—
Dividend Income	$14
Securities that are subject to the federal alternative minimum tax (AMT) represent 18.6% of the portfolio as calculated based upon total market value (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2021.
Annual Shareholder Report
12

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2021, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
CSD	—Central School District
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IFA	—Industrial Finance Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCRBs	—Pollution Control Revenue Bonds
PRF	—Prerefunded
PUTTERs	—Puttable Tax-Exempt Receipts
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout the Period)
Period Ended 8/31/2021[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income (loss)	0.02
Net realized and unrealized gain (loss)	(0.00)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.02
Less Distributions:
Distributions from net investment income	(0.02)
Net Asset Value, End of Period	$10.00
Total Return[3]	0.16%
Ratios to Average Net Assets:
Net expenses[4]	0.05%[5]
Net investment income	0.28%[5]
Expense waiver/reimbursement[6]	2.06%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$10,247
Portfolio turnover	0%

1	Reflects operations for the period from February 3, 2021 (commencement of operations) to August 31, 2021.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Statement of Assets and Liabilities
August 31, 2021

Assets:
Investment in securities, at value (identified cost $10,231,428)	$10,232,043
Cash	18,587
Income receivable	54,806
Total Assets	10,305,436
Liabilities:
Payable to adviser (Note 5)	1,771
Payable for administrative fee (Note 5)	22
Payable for custodian fees	6,672
Payable for auditing fees	32,999
Payable for legal fees	2,286
Payable for portfolio accounting fees	8,294
Payable for share registration costs	4,395
Accrued expenses (Note 5)	1,788
Total Liabilities	58,227
Net assets for 1,024,721 shares outstanding	$10,247,209
Net Assets Consist of:
Paid-in capital	$10,247,206
Total distributable earnings (loss)	3
Total Net Assets	$10,247,209
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$10,247,209 ÷ 1,024,721 shares outstanding, no par value, unlimited shares authorized	$10.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Statement of Operations
Period Ended August 31, 20211

Investment Income:
Interest	$19,299
Dividends received from an affiliated holding*	14
TOTAL INCOME	19,313
Expenses:
Investment adviser fee (Note 5)	14,542
Administrative fee (Note 5)	4,647
Custodian fees	7,430
Transfer agent fees	1,401
Auditing fees	32,999
Legal fees	5,845
Portfolio accounting fees	17,750
Share registration costs	36,102
Printing and postage	300
Miscellaneous (Note 5)	2,000
TOTAL EXPENSES	123,016
Waiver and Reimbursement:
Waiver of investment adviser fee (Note 5)	(14,542)
Reimbursement of other operating expenses (Note 5)	(105,294)
TOTAL WAIVER AND REIMBURSEMENT	(119,836)
Net expenses	3,180
Net investment income	16,133
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(665)
Net change in unrealized appreciation of investments	615
Net realized and unrealized gain (loss) on investments	(50)
Change in net assets resulting from operations	$16,083

*	See information listed after the Fund’s Portfolio of Investments.
1	Reflects operations for the period from February 3, 2021 (commencement of operations) to August 31, 2021.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Statement of Changes in Net Assets

Period Ended 8/31/2021[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$16,133
Net realized gain (loss)	(665)
Net change in unrealized appreciation/depreciation	615
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	16,083
Distributions to Shareholders	(16,080)
Share Transactions:
Proceeds from sale of shares	10,231,152
Net asset value of shares issued to shareholders in payment of distributions declared	16,054
Cost of shares redeemed	—
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	10,247,206
Change in net assets	10,247,209
Net Assets:
Beginning of period	—
End of period	$10,247,209

1	Reflects operations for the period from February 3, 2021 (commencement of operations) to August 31, 2021.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Notes to Financial Statements
August 31, 2021
1. ORGANIZATION
Federated Hermes Adviser Series (the “Trust”) was established as a Delaware statutory trust on July 12, 2017, and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 15 portfolios. The financial statements included herein are only those of Federated Hermes Conservative Municipal Microshort Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares: Institutional Shares, which commenced operations on February 3, 2021. Class A Shares are effective with the Securities and Exchange Commission (SEC), but currently are not yet offered for sale. The investment objective of the Fund is to provide current income consistent with preservation of capital with an emphasis on maintaining liquidity on a tax-exempt basis. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and state and local taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures
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described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over the counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver and reimbursement of $119,836 is disclosed in Note 5.
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Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the period ended August 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2021, the current tax year will be subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Period Ended 8/31/2021[1]
Shares sold	1,023,116
Shares issued to shareholders in payment of distributions declared	1,605
Shares redeemed	—
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	1,024,721

1	Reflects operations for the period from February 3, 2021 (commencement of operations) to August 31, 2021.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the period ended August 31, 2021, was as follows:
2021
Tax-exempt income	$16,080
As of August 31, 2021, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$53
Net unrealized appreciation	$615
Capital loss carryforwards	$(665)
At August 31, 2021, the cost of investments for federal tax purposes was $10,231,428. The net unrealized appreciation of investments for federal tax purposes was $615. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,087 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,472.
As of August 31, 2021, the Fund had a capital loss carryforward of $665 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$665	$—	$665
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21

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.25% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the period ended August 31, 2021, the Adviser voluntarily waived its entire fee of $14,542 and voluntarily reimbursed $105,294 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the period ended August 31, 2021, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Interfund Transactions
During the period ended August 31, 2021, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $2,550,000.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, and proxy-related expenses, paid by the Fund, if any) paid by the Fund’s Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.25% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) November 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of August 31, 2021, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the period ended August 31, 2021, were as follows:
Purchases	$1,243,519
Sales	$—
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of August 31, 2021, the Fund had no outstanding loans. During the period ended August 31, 2021, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2021, there were no outstanding loans. During the period ended August 31, 2021, the program was not utilized.
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23

9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the period ended August 31, 2021, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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24

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED HERMES ADVISER SERIES AND SHAREHOLDERS OF FEDERATED HERMES CONSERVATIVE MUNICIPAL MICROSHORT FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Conservative Municipal Microshort Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Adviser Series (the “Trust”)), including the portfolio of investments, as of August 31, 2021, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from February 3, 2021 (commencement of operations) through August 31, 2021 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Adviser Series) at August 31, 2021, the results of its operations, the changes in its net assets and its financial highlights for the period from February 3, 2021 (commencement of operations) through August 31, 2021, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2021, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated Hermes investment companies since 1979.

Boston, Massachusetts
October 25, 2021
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26

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2021 to August 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 3/1/2021	Ending Account Value 8/31/2021	Expenses Paid During Period[1]
Actual	$1,000	$1,001.40	$[2]0.25
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.95	$[2]0.26

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s current Fee Limit of
0.25% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 would be $1.26 and $1.28, respectively.

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28

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2020, the Trust comprised 12 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 163 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Vice President, Federated Hermes, Inc.; President, Director/Trustee
and CEO, Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment
Management Corp., Federated Investment Counseling, Federated
Investment Management Company; President of some of the Funds in the Federated Hermes Fund Family and Director, Federated Investors
Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and Director of
Federated Investment Counseling; President and CEO of Passport
Research, Ltd.; Director, Edgewood Securities Corp.; Director,
Federated Services Company; Director, Federated Hermes, Inc.;
Chairman and Director, Southpointe Distribution Services, Inc. and
President, Technology, Federated Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, KLX Energy Services Holdings, Inc. (oilfield services); former
Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; and Director and Vice Chair, Our Campaign for the
Church Alive!, Inc.

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31

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

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32

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: May 2017
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Annual Shareholder Report
33

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: November 2017
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: May 2017
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: May 2017
Principal Occupations: Stephen F. Auth is Chief Investment Officer of
various Funds in the Federated Hermes Fund Family; Executive Vice
President, Federated Investment Counseling, Federated Global
Investment Management Corp. and Federated Equity Management
Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment
Management Company and Passport Research, Ltd. (investment
advisory subsidiary of Federated); Senior Vice President, Global
Portfolio Management Services Division; Senior Vice President,
Federated Investment Management Company and Passport
Research, Ltd.; Senior Managing Director and Portfolio Manager,
Prudential Investments.

Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: January 2021
Principal Occupations: Deborah A. Cunningham was named Chief
Investment Officer of Federated Hermes’ money market products in
2004. She joined Federated Hermes in 1981 and has been a Senior
Portfolio Manager since 1997 and an Executive Vice President of the
Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

Annual Shareholder Report
34

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: January 2021
Principal Occupations: Mary Jo Ochson was named Chief Investment
Officer of Federated Hermes’ tax-exempt, fixed-income products in
2004 and Chief Investment Officer of Federated Hermes’ Tax-Free
Money Markets in 2010. She joined Federated Hermes in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of
the Fund’s Adviser since 1996. Ms. Ochson has received the Chartered
Financial Analyst designation and holds an M.B.A. in Finance from the
University of Pittsburgh.

Annual Shareholder Report
35

Evaluation and Approval of Advisory Contract–November 2020
Federated Hermes Conservative Municipal Microshort Fund (the “Fund”)
At its meetings in November 2020 (the “November Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved for an initial two-year term a proposed investment advisory contract (the “Contract”) between the Fund and Federated Investment Management Company (the “Adviser”). The Board’s determination to approve the Contract reflects the exercise of its business judgment regarding whether to authorize the creation and offering of this new investment vehicle, as proposed by Federated Hermes, Inc. (together with its wholly owned subsidiaries, “Federated Hermes”), and is based on information requested by the Board and provided by Federated Hermes, as well as Federated Hermes’ recommendation to go forward with development of the Fund. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its November Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s proposed management fee and in determining to approve the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered the materials and presentations provided by Federated Hermes and the CCO’s independent written evaluation in connection with its annual approval of the continuation of the advisory and subadvisory contracts for the other funds advised by the Adviser and its affiliates (each, a “Federated Hermes Fund”) at its May 2020 meetings. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the proposed Contract, which included information furnished to the Board at its meetings throughout the year regarding the Federated Hermes Funds.
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The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s proposed investment objective; the Fund’s anticipated expenses, including the proposed advisory fee and the overall estimated expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions to be derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of anticipated Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s proposed relationship to the other Federated Hermes Funds, which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including any communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the on-going coronavirus pandemic on Federated Hermes, including, among other information, the current and anticipated impacts on the proposed management and operations of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its
37

relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission’s (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the proposed Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board recognized that certain of the factors listed above (relating to such matters as anticipated Fund performance and any indirect benefits that may accrue to Federated Hermes as a result of the Adviser’s proposed relationship with the Fund) are essentially impossible to apply before the Fund has experienced any meaningful operating history.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Federated Hermes Funds and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Contract was based on a comprehensive consideration of all information provided to the Board. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the November Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the November Meetings.
Nature, Extent and Quality of Services to be Provided
The Board considered the nature, extent and quality of the services to be provided to the Fund by the Adviser and the resources of the Adviser and its affiliates to be dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board also considered its past experience with the Adviser with respect to the services it provides to other Federated Hermes
38

Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team to be primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the proposed Fund. In particular, the Board considered the abilities and experience of the portfolio management team in managing short duration, tax-exempt fixed income portfolios. The Board noted the compliance program of the Adviser and the compliance-related resources that would be devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC, such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions with respect to other Federated Hermes Funds and considered the overall performance of the Adviser in this context. The Adviser’s anticipated ability to execute the proposed Fund’s investment program was one of the Board’s considerations in reaching a conclusion that, with due regard for the fact that the Fund did not yet have an operating history, the nature, extent and quality of the Adviser’s investment management and related services warrant the approval of the Contract.
Fund Investment Performance
Recognizing that the Fund is new and has no performance history, the Board did not consider the performance history of the Fund. Instead, the Board considered the investment performance of the Adviser, including, for purposes of considering the investment skill and experience of the Adviser in managing another Federated Hermes Fund with a short duration, tax-exempt fixed income portfolio, performance data showing the Adviser’s capabilities in managing the Federated Hermes Municipal Ultrashort Fund. The Board also received additional information about the broad range of the portfolio management team’s investment experience and their investment philosophy and process, including with respect to the Fund’s proposed investments in investment-grade, tax-exempt fixed income securities.
Based on these considerations, the Board concluded that it was satisfied that the Adviser has the capability of providing satisfactory investment performance for the Fund.
39

Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the proposed contractual advisory fee rates, proposed net advisory fee rates, anticipated total expense ratios and each element of the Fund’s anticipated total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to funds with an institutional share class within the category of peer funds selected by Morningstar, Inc., an independent fund ranking organization (the “Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the reasonableness of the Fund’s fees. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, anticipated to be chosen and maintained by the Fund’s anticipated investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund will compete.
The Board reviewed the proposed contractual advisory fee rate, proposed net advisory fee rate and proposed other expenses of the Fund and noted the position of the Fund’s proposed fee rates relative to its Peer Group. In this regard, the Board noted that the proposed contractual advisory fee rate of the Fund was below the median of the Peer Group.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Fund, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The comparative fee data also included information regarding advisory fees charged by the Adviser to the Federated Hermes Municipal Ultrashort Fund. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by
40

portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
The Board considered the CCO’s conclusion that the proposed management fee was reasonable. The Board reviewed the proposed fees and other expenses of the Fund and was satisfied that the proposed overall expense structure of the Fund appeared to be appropriate.
Profitability and Other Benefits
In connection with the Board’s governance of other Federated Hermes Funds, the Board regularly receives financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covers not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). The information also details any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board also considered that Federated Hermes has been active in managing expenses for the Federated Hermes Funds.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported projected revenues for the Fund, as detailed cost allocation reports had not yet been projected for this Fund. The Board considered the CCO’s view that, while these cost allocation
41

reports apply consistent allocation processes, the inherent difficulties in allocating costs continue to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The CCO noted that the Fund was new to Federated Hermes and any projected cost allocation and/or profit margin does not represent the full or actual cost of operating a Federated Hermes Fund and makes only rough estimates of the cost to launch a Federated Hermes Fund. The CCO also noted that, while the Fund is expected to grow in size, the creation and maintenance of the Fund requires a substantial initial investment. The allocation information, including the CCO’s view that the estimations regarding the Fund may be unreliable, was considered in the evaluation by the Board.
The Board also considered information regarding the CCO’s review of information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered that the CCO noted that Federated Hermes regularly undertakes to establish new Federated Hermes Funds and maintains a number of other smaller Federated Hermes Funds that, while expected to grow to a greater size, nevertheless require substantial investment and waiver or assumption of fees and other expenses in order to deliver them to the marketplace. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds, including the proposed Contract.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the
42

Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board noted the fee waiver arrangement proposed for the Fund.
In connection with the Board’s governance of other Federated Hermes Funds, the Board regularly receives information furnished by Federated Hermes regarding adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size. The Board considered that the CCO did not recommend institution of breakpoints in pricing Federated Hermes’ proposed advisory services to the Fund at this time, noting that it would review future asset growth and the appropriateness of any potential future breakpoints as part of its future annual review of the Contract.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the proposed management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the proposed management fee.
The Board based its determination to approve the proposed Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the proposed Contract reflects its view that, based upon the information requested and supplied, Federated Hermes’ proposal to establish and manage the Fund and its past performance and actions in providing services to other Federated Hermes Funds (which the Board has found to be satisfactory with respect to such other Federated Hermes Funds) provided a satisfactory basis to support the determination to approve the proposed arrangement.
Annual Shareholder Report
43

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Adviser Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Conservative Municipal Microshort Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the
Annual Shareholder Report
44

Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Conservative Municipal Microshort Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423A457
Q455161 (10/21)
© 2021 Federated Hermes, Inc.

Annual Shareholder Report
August 31, 2021

Share Class | Ticker	Institutional | FHHIX	R6 | FHHRX

Federated Hermes SDG Engagement High Yield Credit Fund
Fund Established 2019

A Portfolio of Federated Hermes Adviser Series
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from September 1, 2020 through August 31, 2021. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
The fund invests primarily in a diversified portfolio of high yield fixed-income securities that, in its view, provide the potential for current income and long-term capital appreciation while also contributing to positive societal impact aligned to the United Nations Sustainable Development Goals. Through our pioneering engagement group, EOS at Federated Hermes, we engage with company leaders with the aim of improving on their environmental, social and governance factors, as well as gaining a deep understanding of their business strategy and purpose to ensure company behaviors align with the long-term interests of our clients.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes SDG Engagement High Yield Credit Fund (the “Fund”), based on net asset value for the 12-month reporting period ending August 31, 2021, was 8.27% for the Institutional Shares and 8.26% for the Class R6 Shares.1 The total return of the ICE BofA Global High Yield Constrained (USD Hedged) Index (IGHYC),2 the Fund’s broad-based securities market index, was 9.52% for the same period. The total return of the Lipper Global High Yield Funds Average (LGHYFA),3 a peer group average for the Fund, was 10.18% for the same period. The Fund’s and LGHYFA’s total returns for the most recently completed reporting period reflected actual cash flows, transaction costs and expenses, which were not reflected in the total return of the IGHYC.
During the reporting period the most significant factors affecting the Fund’s performance relative to the IGHYC were: (1) the allocation among industry sectors; (2) the allocation among credit ratings;4,5 (3) the allocation between regions;6 and (4) the selection of individual securities and other factors.
The following discussion will focus on the performance of the Fund’s Institutional Shares relative to the IGHYC.
MARKET OVERVIEW
Credit markets, following the pandemic-lows that credit markets reached in March 2020, staged a dramatic recovery over the reporting period. Investors’ confidence improved with the re-opening of economies and the return of growth, driven by immense central bank support, political developments (most notably the U.S. election and Democrats’ control over both houses of Congress), stimulus and, towards the end of the year, the vaccine creation and widespread roll-out. Companies also very proactively managed their capital structures during this period of immense volatility by deleveraging and shoring up their liquidity. Default rates for global high yield7 have remained low during this period, except in the sectors most hit by the pandemic.
In the fourth quarter of 2020, positive momentum continued from the prior quarter and proved to be another strong quarter for global credit. Key events in the quarter such as the outcome of the U.S. election, with some uncertainty on the balance of power in Congress, and the positive news on the successful creation of vaccines led to a rally in risk markets. Particular beneficiaries of this sentiment were sectors that were hardest hit by the pandemic in the early part of the year including Leisure, Energy and Transportation. There was also a big move more broadly in cyclical and lower-rated high yield credits as investors searched for higher yielding parts of the market. One of the biggest stories for the first quarter of 2021 was the huge rise in U.S. Treasury yields. This began at the very start of the year as the results of the Georgia Senate runoffs meant that the Democrats would have control of both houses of
Annual Shareholder Report

Congress under the new Biden administration. In turn, this has given the U.S. government the leeway to pursue substantial stimulus, with the $1.9 trillion American Rescue Plan already signed into law. In response, yields on 10-year U.S. Treasuries rose sharply. Returns across global credit were mixed as a result of the rates moves with high-yield outperforming investment-grade credit, given that it is generally composed of less rate sensitive bonds.8
With the vaccination drive gaining pace and countries emerging from lockdown, expectations for a robust growth environment continued to drive positive returns in the global high yield market from March and forward. The overall volume of distressed debt also fell to historically low levels. The overall benign outlook on default rates also aided the continued outperformance of lower-rated credit. This compression environment saw the European “BB”-“B” spread differential fall to the tightest level since October 2017. After lagging in the first quarter of 2021, the U.S. dollar high yield market sharply outperformed its euro counterparts in the second quarter. As the market stabilized after the rate volatility spike in February and March, the U.S. dollar component of the asset class benefited from a convergence in Bund-Treasury yields, with its higher weighting towards lower rated paper also driving its performance.
Within the high-yield market, the Energy, Transportation, and Leisure sectors, which were hardest hit at the height of the pandemic, showed recovery and substantially outperformed the IGHYC. Major industry sectors that substantially underperformed the IGHYC included: Real Estate, Telecommunications and Technology & Electronics. Real estate has been particularly impacted by the Chinese high yield property sector, where some very highly leveraged names have lost investor confidence and are struggling to meet their near-term liabilities. From a ratings perspective, lower quality credit securities (“CCC” and below) materially outperformed the IGHYC, while performance of securities rated BB and above was less strong. The rates rally we saw in the first half of 2020 particularly helped “CCC”-rated credit performance, since it is the least sensitive part of the high yield market to rates moves. Regionally, the UK outperformed the U.S. and Western Europe, with performance across Asian emerging market credits substantially underperforming the IGHYC.
SECTOR ALLOCATION
During the reporting period, the Fund was positively affected by its sector allocation. The Fund benefited from its overweight positioning in Banking, Basic Industries and Capital Goods. The Fund was negatively affected by its underweight positioning in the Energy, Leisure and Services sectors.
Annual Shareholder Report

During the reporting period, the Fund’s performance was positively affected by its use of credit default swap index contracts9 as a proxy for market beta. The Fund also made use of U.S. Treasury notes and short government bond futures to manage performance-at-risk that can arise from changes in interest rates. As such, detraction from Fund performance attributed to interest rate duration10 was offset by the performance of these securities.
RATING ALLOCATION
During the reporting period, the Fund was positively affected by its allocation across ratings. The Fund benefited from its higher quality bias relative to the IGHYC. Overweight positioning in “BBB” and “BB”-rated securities contributed positively to the relative performance of the Fund. Underweight positioning in “CCC” and “B” rated issues detracted from the relative performance of the Fund.
REGIONAL ALLOCATION
During the reporting period, the Fund was negatively affected by its allocation across regions. The Fund benefited from its overweight allocation to Western Europe and the UK. The Fund was negatively affected by its underweight allocation to the U.S. and emerging markets.
SECURITY SELECTION and other factors
During the reporting period, the Fund was positively affected by security selection. On a single name basis, issuers which contributed the most to relative performance over the period were Barclays PLC, Commerzbank AG and General Motors Company. On a single name basis, issuers which detracted the most from relative performance were Ford, Pemex and Community Health Systems, Inc.
During the reporting period the Fund was negatively affected by its management of interest rates. The Fund was slightly overweight interest rate duration compared to the benchmark and was impacted by the volatility observed in interest rates during the period. The Fund was also negatively affected by its relative underweight to bonds with high spread, which outperformed. Since inception, this Fund has had more of a bias towards the “BB” component of the high-yield universe, since we believe it is these issuers that will enact the most positive societal and environmental change. The Fund had very limited exposure to “CCC” credit in particular which rallied meaningfully in the period.Finally, the Fund was negatively affected by its relative underweight to higher coupon-paying bonds.
Annual Shareholder Report

1
The Fund’s Class R6 Shares commenced operations on June 11, 2021. For the period prior to the commencement of operations of R6 Shares, the performance information shown for the Fund’s R6 Shares is for the Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the expenses of the R6 Shares, since the R6 Shares have a lower expense ratio than the expense ratio of the Institutional Shares.
2
Please see the footnotes to the line graphs below for definitions of, and further information about, the IGHYC.
3
Please see the footnotes to the line graphs below for definitions of, and further information about, the Lipper peer group.
4
Credit ratings pertain only to the securities in the portfolio and do not protect Fund shares against market risk.
5
Investment-grade securities and noninvestment-grade securities may either: be (a) rated by a nationally recognized statistical ratings organization or rating agency; or (b) unrated securities that the Fund’s Adviser believes are of comparable quality. The rating agencies that provided the ratings for rated securities include Standard and Poor’s, Moody’s Investor Services, Inc. and Fitch Rating Service. When ratings vary, the highest rating is used. Credit ratings of “AA” or better are considered to be high credit quality; credit ratings of “A” are considered high or medium/good quality; and credit ratings of “BBB” are considered to be medium/good credit quality, and the lowest category of investment-grade securities; credit ratings of “BB” and below are lower-rated, noninvestment-grade securities or junk bonds; and credit ratings of “CCC” or below are noninvestment-grade securities that have high default risk. Any credit quality breakdown does not give effect to the impact of any credit derivative investments made by the Fund. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
6
International investing involves special risks including currency risk, increased volatility, political risks and differences in auditing and other financial standards. Prices of emerging market securities can be significantly more volatile than the prices of securities in developed countries, and currency risk and political risks are accentuated in emerging markets.
7
High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and a higher risk of default.
8
Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
9
The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
10
Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter duration.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes SDG Engagement High Yield Credit Fund (the “Fund”) from September 26, 2019 to August 31, 2021 compared to the ICE BofA Global High Yield Constrained (USD Hedged) Index (IGHYC)2 and the Lipper Global High Yield Funds Average (LGHYFA).3 The Average Annual Total Return table below shows returns for the since-inception reporting period.
Growth of a $10,000 INVESTMENT
Growth of $10,000 as of August 31, 2021
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Returns table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 8/31/2021
	1 Year	Start of Performance[4]
Institutional Shares	8.27%	14.97%
R6 Shares	8.26%	[5]14.96%
IGHYC	9.52%	6.87%
LGHYFA	10.18%	6.04%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay
Annual Shareholder Report

on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
The Fund’s performance assumes the reinvestment of all dividends and distributions. The IGHYC and the LGHYFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.
2
The IGHYC contains all securities in the ICE BofA Global High Yield Index but caps issuer exposure at 2%. The ICE BofA Global High Yield Index tracks the performance of USD, CAD, GBP and EUR denominated below investment-grade corporate debt publicly issued in the major domestic or eurobond markets. The IGHYC is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3
Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category and are not adjusted to reflect any sales charges. The Lipper figures in the Growth of $10,000 line graph are based on historical return information published by Lipper and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Lipper as falling into the category can change over time, the Lipper figures in the line graph may not match the Lipper figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
4
The Fund commenced operations on September 26, 2019.
5
The Fund’s R6 Shares commenced operations on June 11, 2021. For the period prior to the commencement of operations of R6 Shares, the performance information shown for the Fund’s R6 Shares is the Fund’s Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the expenses of the R6 Shares, since the R6 Shares have a lower expense ratio than the expense ratio of the Institutional Shares.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At August 31, 2021, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Banking	12.3%
Capital Goods	10.6%
Basic Industries	9.1%
Telecommunications	9.1%
Health Care	5.6%
Utilities	5.1%
Energy	4.3%
Real Estate	4.1%
Automotive	4.0%
Media	3.0%
Consumer Non-Cyclical	2.6%
Insurance	2.3%
Technology & Electronics	1.6%
Consumer Goods	1.4%
Financial Services	0.9%
Services	0.7%
Retail	0.6%
Home Products & Furnishings	0.2%
U.S. Treasury	16.9%
Derivatives[2]	2.8%
Other Assets and Liabilities—Net[3]	2.8%
TOTAL	100%
1
Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3
Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
August 31, 2021
Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—77.5%
		Automotive—4.0%
$60,000		Ford Motor Co., Sr. Unsecd. Note, 4.750%, 1/15/2043	$64,802
157,000	[1]	General Motors Financial Co., Inc., Jr. Sub. Deb., Series A, 5.750%, 9/30/2027	172,491
300,000	[1]	General Motors Financial Co., Inc., Jr. Sub. Note, Series B, 6.500%, 9/30/2028	341,250
325,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	349,355
EUR 250,000		LKQ Italia Bondco Di Lkq, Sr. Unsecd. Note, REGS, 3.875%, 4/1/2024	319,074
525,000		Volvo Car AB, Sr. Unsecd. Note, Series EMTN, 2.000%, 1/24/2025	650,481
		TOTAL	1,897,453
		Banking—12.3%
200,000	[1]	ABN Amro Bank NV, Jr. Sub. Deb., 4.750%, 9/22/2027	262,422
$200,000		Akbank TAS, Sr. Unsecd. Note, REGS, 5.125%, 3/31/2025	203,428
250,000		Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	286,583
58,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.800%, 5/1/2025	67,165
200,000	[1]	Argentum Netherlands B.V., Sub., 4.625%, 8/15/2022	205,196
200,000		Banco Btg Pactual/Cayman, Sub., REGS, 7.750%, 2/15/2029	216,720
200,000	[1]	Banco Mercantil De Norte, Jr. Sub. Deb., REGS, 7.500%, 6/27/2029	226,679
400,000		Bank of Ireland Group PLC, Sub., Series EMTN, 4.125%, 9/19/2027	409,204
400,000	[1]	BNP Paribas, Jr. Sub. Note, REGS, 4.500%, 2/25/2030	406,306
EUR 200,000	[1]	Caixa Geral de Depositos S.A. (CGD), Jr. Sub. Deb., 10.750%, 3/30/2022	249,231
200,000		Cellnex Finance Co. SA, Series EMTN, 2.000%, 2/15/2033	234,773
$175,000		CIT Group, Inc., Sub., 6.125%, 3/9/2028	214,920
EUR 400,000	[1]	Commerzbank AG, Jr. Sub. Note, 6.125%, 10/9/2025	518,939
200,000	[1]	Cooperatieve Rabobank UA, Jr. Sub. Note, 3.250%, 12/29/2026	245,891
$400,000	[1]	Credit Suisse Group AG, Jr. Sub. Deb., REGS, 5.100%, 1/24/2030	412,560
EUR 100,000		Deutsche Bank AG, Sr. Unsecd. Note, Series EMTN, 5.625%, 5/19/2031	139,759
$200,000	[1]	DNB Bank ASA, Jr. Sub. Note, Series -, 4.875%, 11/12/2024	212,000
480,000		Intesa Sanpaolo SpA, Sub. Deb., 5.710%, 1/15/2026	540,139
200,000		Itau Unibanco Holding SA, Sub. Deb., REGS, 4.500%, 11/21/2029	204,352
Annual Shareholder Report

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Banking—continued
$200,000	[1]	NatWest Markets plc, Jr. Sub. Note, 4.600%, 6/28/2031	$204,000
200,000	[1]	UBS Group AG, Jr. Sub. Note, REGS, 4.375%, 2/10/2031	205,250
200,000		UniCredit SpA, Jr. Sub. Deb., 8.000%, 6/3/2024	221,637
		TOTAL	5,887,154
		Basic Industries—9.1%
325,000		Alcoa Nederland Holding B.V., Sr. Unsecd. Note, 144A, 6.125%, 5/15/2028	353,844
22,000		Ashland LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	22,640
EUR 250,000		Ashland Services B.V., Sr. Unsecd. Note, REGS, 2.000%, 1/30/2028	301,125
$200,000		Cemex SAB de CV, REGS, 3.875%, 7/11/2031	206,021
200,000		Cemex SAB de CV, Sec. Fac. Bond, REGS, 5.450%, 11/19/2029	219,602
225,000		CF Industries Holdings, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	281,681
40,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 7.000%, 3/15/2027	42,369
330,000		Domtar, Corp., Sr. Unsecd. Note, 6.250%, 9/1/2042	343,742
200,000		GUSAP III L.P., Sr. Unsecd. Note, REGS, 4.250%, 1/21/2030	221,540
152,000		Huntsman International LLC, Sr. Unsecd. Note, 2.950%, 6/15/2031	157,479
168,000		Huntsman International LLC, Sr. Unsecd. Note, 4.500%, 5/1/2029	192,767
28,000		KB HOME, Sr. Unsecd. Note, 4.000%, 6/15/2031	29,160
287,000		KB HOME, Sr. Unsecd. Note, 4.800%, 11/15/2029	318,415
29,000		Novelis Corporation, Sr. Unsecd. Note, 144A, 3.875%, 8/15/2031	29,308
300,000		Novelis Corporation, Sr. Unsecd. Note, 144A, 4.750%, 1/30/2030	319,875
200,000		Orbia Advance Corp. SAB de CV, Sr. Unsecd. Note, REGS, 2.875%, 5/11/2031	203,555
EUR 100,000		Sappi Papier Holding GmbH, Sr. Unsecd. Note, REGS, 3.125%, 4/15/2026	119,849
100,000	[1]	Solvay S.A., Jr. Sub. Note, 2.500%, 12/2/2025	122,697
$200,000		Summit Digitel Infrastructure, 144A, 2.875%, 8/12/2031	195,779
450,000		Suzano Austria GmbH, Sr. Unsecd. Note, 5.000%, 1/15/2030	512,849
135,000		Taylor Morrison Communities, Inc./Monarch Communities, Inc., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2027	153,095
		TOTAL	4,347,392
		Capital Goods—10.6%
GBP 600,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, REGS, 4.750%, 7/15/2027	844,610
EUR 300,000		Ball Corp., Sr. Unsecd. Note, 1.500%, 3/15/2027	363,026
Annual Shareholder Report

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Capital Goods—continued
$325,000		Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	$326,232
EUR 300,000		Berry Global, Inc., Sec. Fac. Bond, REGS, 1.500%, 1/15/2027	368,691
100,000		Berry Global, Inc., Term Loan — 1st Lien, REGS, 1.000%, 1/15/2025	120,437
500,000		Crown European Holdings SA, Sr. Unsecd. Note, REGS, 2.875%, 2/1/2026	631,324
$250,000		Klabin Austria Gmbh, Sr. Unsecd. Note, 144A, 3.200%, 1/12/2031	246,284
200,000		Klabin Austria Gmbh, Sr. Unsecd. Note, REGS, 3.200%, 1/12/2031	197,027
EUR 100,000		Kleopatra Holdings 2 SCA, Sr. Unsecd. Note, REGS, 6.500%, 9/1/2026	112,466
200,000		Rexel S.A., Sr. Unsecd. Note, 2.125%, 6/15/2028	242,644
$375,000		Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	402,778
EUR 102,000		Sig Combibloc Purchaser, Sr. Unsecd. Note, 144A, 2.125%, 6/18/2025	127,553
250,000		Sig Combibloc Purchaser, Sr. Unsecd. Note, REGS, 2.125%, 6/18/2025	312,629
300,000		Smurfit Kappa Treasury Unlimited Company, Sr. Unsecd. Note, 1.500%, 9/15/2027	378,203
100,000		Trivium Packaging Finance BV, Sec. Fac. Bond, REGS, 3.750%, 8/15/2026	120,413
200,000		Verallia, Sr. Unsecd. Note, 1.625%, 5/14/2028	242,653
		TOTAL	5,036,970
		Consumer Goods—1.4%
200,000		Arcelik AS, Sr. Unsecd. Note, 3.000%, 5/27/2026	240,164
$11,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 4.250%, 3/1/2031	12,710
83,000		Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/15/2031	83,830
318,000		Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	325,097
		TOTAL	661,801
		Consumer Non-Cyclical—2.6%
460,000		Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 4.875%, 5/15/2026	502,550
242,000		Levi Strauss & Co., Sr. Unsecd. Note, 144A, 3.500%, 3/1/2031	249,595
EUR 100,000		Levi Strauss & Co., Sr. Unsecd. Note, 3.375%, 3/15/2027	121,617
$335,000		Toll Brothers, Inc., Sr. Unsecd. Note, 3.800%, 11/1/2029	365,100
		TOTAL	1,238,862
		Energy—4.3%
300,000		Aker BP ASA, Sr. Unsecd. Note, REGS, 3.750%, 1/15/2030	324,676
GBP 100,000	[1]	BP Capital Markets PLC, Sub., 4.250%, 3/22/2027	147,109
Annual Shareholder Report

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Energy—continued
$163,000		DCP Midstream Operating LP, Sr. Unsecd. Note, 5.600%, 4/1/2044	$187,451
275,000		EnLink Midstream Partners LP, Sr. Unsecd. Note, 5.450%, 6/1/2047	259,384
32,000		EnLink Midstream Partners LP, Sr. Unsecd. Note, 5.600%, 4/1/2044	30,443
200,000		Enterprise Products Operating LLC, Jr. Sub. Deb., 5.375%, 2/15/2078	206,633
300,000		EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	324,312
39,000		EQT Corp., Sr. Unsecd. Note, 7.500%, 2/1/2030	50,725
57,000		Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	71,255
64,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 5.600%, 1/3/2031	72,003
387,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	401,029
		TOTAL	2,075,020
		Financial Services—0.9%
320,000	[1]	Barclays Bank plc, Jr. Sub. Deb., 6.278%, 12/15/2034	439,200
		Health Care—5.6%
369,000		Centene Corp., 2.500%, 3/1/2031	368,509
EUR 200,000	[1]	Eurofins Scientific SE, Jr. Sub. Note, 3.250%, 11/13/2025	251,566
100,000		Grifols SA, Sec. Fac. Bond, REGS, 1.625%, 2/15/2025	119,117
380,000		Grifols SA, Sec. Fac. Bond, REGS, 2.250%, 11/15/2027	457,120
$360,000		HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	386,872
50,000		HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	56,407
EUR 100,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 2.875%, 6/15/2028	121,799
100,000		Iqvia, Inc., Sr. Unsecd. Note, REGS, 2.250%, 3/15/2029	118,890
$200,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	209,236
$550,000		Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	571,202
		TOTAL	2,660,718
		Home Products & Furnishings—0.2%
EUR 100,000		Nobel Bidco BV, Sr. Note, REGS, 3.125%, 6/15/2028	117,485
		Insurance—2.3%
100,000	[1]	Caisse Nat Reassurance, Jr. Sub. Note, 6.375%, 5/28/2024	135,866
GBP 325,000	[1]	Phoenix Group Holdings PLC, Jr. Sub. Deb., 5.750%, 4/26/2028	485,306
EUR 200,000	[1]	UnipolSai Assicurazioni SpA, Jr. Sub. Note, 6.375%, 4/27/2030	274,516
$200,000		Zurich Finance Ireland, Sub. Note, Series EMTN, 3.000%, 4/19/2051	202,381
		TOTAL	1,098,069
Annual Shareholder Report

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Media—3.0%
EUR 100,000		Altice France Holding SA, Sr. Unsecd. Note, REGS, 4.000%, 2/15/2028	$112,762
$300,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	285,774
EUR 450,000		Netflix, Inc., Sr. Unsecd. Note, REGS, 3.000%, 6/15/2025	578,403
391,000		Ziggo Bond Co. BV, Sr. Unsecd. Note, REGS, 3.375%, 2/28/2030	459,364
		TOTAL	1,436,303
		Real Estate—4.1%
400,000		Adler Group SA, Sr. Unsecd. Note, 2.250%, 1/14/2029	453,077
300,000		CANPACK SA and Eastern PA Land Investment Holding LLC, REGS, 2.375%, 11/1/2027	363,891
$200,000		Country Garden Holdings Co., 5.125%, 1/17/2025	206,765
EUR 200,000	[1]	Heimstaden Bostad AB, Jr. Sub. Note, 2.625%, 2/1/2027	234,650
$32,000		MPT Operating Partnership LP/MPT Finance Corp., Sr. Unsecd. Note, 3.500%, 3/15/2031	33,001
GBP 200,000		MPT Operating Partnership LP/MPT Finance Corp., Sr. Unsecd. Note, 3.692%, 6/5/2028	294,191
EUR 300,000	[1]	Samhallsbyggnadsbolaget i Norden AB, Jr. Sub. Note, 2.625%, 12/14/2025	357,399
		TOTAL	1,942,974
		Retail—0.6%
GBP 100,000		Marks & Spencer PLC, Sr. Unsecd. Note, 3.250%, 7/10/2027	148,278
$100,000		Marks & Spencer PLC, Sr. Unsecd. Note, REGS, 7.125%, 12/1/2037	120,931
		TOTAL	269,209
		Services—0.7%
EUR 300,000		Catalent Pharma Solutions, Inc., Sr. Unsecd. Note, REGS, 2.375%, 3/1/2028	357,767
		Technology & Electronics—1.6%
$100,000		Dell, Inc., Sr. Unsecd. Note, 5.400%, 9/10/2040	118,250
69,000		NXP BV/NXP Funding LLC/NXP USA Inc., Sr. Unsecd. Note, 144A, 3.400%, 5/1/2030	75,756
578,000		Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 3.375%, 7/15/2031	573,020
		TOTAL	767,026
		Telecommunications—9.1%
EUR 100,000		Altice Financing SA, Sr. Unsecd. Note, REGS, 3.000%, 1/15/2028	112,466
100,000		Cellnex Telecom S.A., Sr. Unsecd. Note, 1.875%, 6/26/2029	120,894
Annual Shareholder Report

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Telecommunications—continued
EUR 100,000		Cellnex Telecom S.A., Sr. Unsecd. Note, Series CLNX, 0.750%, 11/20/2031	$117,734
100,000		Infrastructure Wireless Italiane SPA, Sr. Unsecd. Note, Series EMTN, 1.750%, 4/19/2031	119,158
200,000		Infrastructure Wireless Italiane SPA, Sr. Unsecd. Note, Series GMTN, 1.625%, 10/21/2028	241,873
$25,000		Lumen Technologies, Inc., Sec. Fac. Bond, 144A, 4.000%, 2/15/2027	25,687
425,000		Lumen Technologies, Inc., Sr. Unsecd. Note, Series P, 7.600%, 9/15/2039	472,347
360,000		Millicom International Cellular S. A., Sr. Unsecd. Note, 144A, 6.250%, 3/25/2029	395,550
300,000	[1]	Network i2i Ltd., Sub. Deb., REGS, 5.650%, 1/15/2025	320,250
100,000		Sprint Corp., Sr. Unsecd. Note, 7.875%, 9/15/2023	113,420
50,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.000%, 11/15/2022	52,875
21,000		T-Mobile USA, Inc., 2.550%, 2/15/2031	21,437
40,000		T-Mobile USA, Inc., 4.375%, 4/15/2040	46,653
11,000		T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 3.400%, 10/15/2052	11,181
300,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	320,685
325,000		Telecom Italia Capital SA, Sr. Unsecd. Note, 6.000%, 9/30/2034	370,003
EUR 200,000	[1]	Telefonica Europe BV, Jr. Sub. Note, 2.376%, 2/12/2029	230,742
100,000	[1]	Telefonica Europe BV, Jr. Sub. Note, 2.625%, 3/7/2023	120,449
200,000	[1]	Telefonica Europe BV, Sub., 2.502%, 2/5/2027	240,892
$200,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 4.875%, 6/19/2024	209,234
250,000		Veon Holdings BV, Sr. Unsecd. Note, REGS, 4.000%, 4/9/2025	264,069
400,000		VTR Comunicaciones SpA, Sec. Fac. Bond, REGS, 4.375%, 4/15/2029	404,220
		TOTAL	4,331,819
		Utilities—5.1%
57,000		AES Corp., Sr. Unsecd. Note, 2.450%, 1/15/2031	57,589
200,000		AES Gener S.A., Jr. Sub. Note, REGS, 6.350%, 10/7/2079	211,554
325,000		Clearway Energy Operating LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	330,684
78,000		Clearway Energy Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 3/15/2028	82,676
EUR 200,000	[1]	Enel SpA, Jr. Sub. Deb., 2.500%, 8/24/2023	246,347
300,000		Energias de Portugal SA, Jr. Sub. Note, 1.700%, 7/20/2080	359,270
Annual Shareholder Report

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Utilities—continued
EUR 300,000		Orsted A/S, Sub., 1.750%, 12/9/3019	$365,117
$300,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	316,115
EUR 400,000	[1]	Veolia Environment SA, Jr. Sub. Note, Series, 2.500%, 1/20/2029	481,102
		TOTAL	2,450,454
		TOTAL CORPORATE BONDS (IDENTIFIED COST $34,802,789)	37,015,676
		U.S. TREASURY—16.9%
$4,500,000	[2]	United States Treasury Bill, 0.000%-0.031%, 11/26/2021	4,499,520
3,647,100		United States Treasury Note, 0.625%, 12/31/2027	3,562,936
		TOTAL U.S. TREASURY (IDENTIFIED COST $8,069,778)	8,062,456
		TOTAL INVESTMENT IN SECURITIES—94.4% (IDENTIFIED COST $42,872,567)[3]	45,078,132
		OTHER ASSETS AND LIABILITIES - NET—5.6%[4]	2,659,905
		TOTAL NET ASSETS—100%	$47,738,037
At August 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Short Futures
[5]United States Treasury Notes 10-Year Note	12	$1,601,437	December 2021	$(1,588)
[5]United States Treasury Ultra Long Bond	6	$1,183,688	December 2021	$2,853
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,265
At August 31, 2021, the Fund had the following open swap contracts:
Credit Default Swaps
Counter- party	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 8/31/ 2021[6]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Goldman Sachs	Anglo American	Sell	5.00%	12/20/2026	0.80%	$35,000	$8,469	$8,542	$(73)
Annual Shareholder Report

Counter- party	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 8/31/ 2021[6]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs	AES Corp	Sell	5.00%	12/20/2026	0.80%	$100,000	$21,898	$21,546	$352
JP Morgan Chase	Ally Financial, Inc.	Sell	5.00%	12/20/2026	0.93%	$20,000	$4,183	$4,112	$71
JP Morgan Chase	Altice France SA	Sell	5.00%	12/20/2026	4.84%	$300,000	$23,418	$21,767	$1,651
JP Morgan Chase	Anglo American PLC	Sell	5.00%	12/20/2026	1.11%	$200,000	$48,397	$47,840	$557
BNP Paribas	ArcelorMittal	Sell	5.00%	12/20/2026	1.38%	$300,000	$67,118	$42,809	$24,309
JP Morgan Chase	ArcelorMittal	Sell	5.00%	12/20/2026	1.38%	$100,000	$22,373	$21,986	$387
JP Morgan Chase	Cellnex Telecom SA	Sell	5.00%	12/20/2026	1.33%	$100,000	$22,708	$22,277	$431
Goldman Sachs	Cleveland- Cliffs Inc.	Sell	5.00%	12/20/2024	1.19%	$145,000	$17,931	$17,350	$581
JP Morgan Chase	Dell Inc.	Sell	1.00%	12/20/2023	0.99%	$125,000	$1,455	$(1,226)	$2,681
Goldman Sachs	Dell Inc.	Sell	1.00%	12/20/2026	0.99%	$375,000	$204	$1,471	$(1,267)
JP Morgan Chase	Faurecia SE	Sell	5.00%	12/20/2026	1.86%	$230,000	$43,879	$43,832	$47
Goldman Sachs	Ford Motor Co.	Sell	5.00%	12/20/2024	1.86%	$50,000	$5,596	$5,582	$14
JP Morgan Chase	Ford Motor Co.	Sell	5.00%	12/20/2024	1.51%	$225,000	$25,181	$24,858	$323
JP Morgan Chase	Ford Motor Co.	Sell	5.00%	12/20/2024	1.51%	$100,000	$11,191	$11,507	$(316)
JP Morgan Chase	General Motors Co	Sell	5.00%	12/20/2023	0.58%	$50,000	$5,078	$3,769	$1,309
JP Morgan Chase	Hess Corp	Sell	1.00%	12/20/2026	1.18%	$100,000	$(914)	$(826)	$(88)
Annual Shareholder Report

Counter- party	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 8/31/ 2021[6]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs	Iron Mountain Inc.	Sell	5.00%	12/20/2026	1.45%	$20,000	$3,537	$3,519	$18
Goldman Sachs	Iron Mountain Inc.	Sell	5.00%	12/20/2026	1.45%	$110,000	$19,454	$19,497	$(43)
Goldman Sachs	Iron Mountain Inc.	Sell	5.00%	12/20/2026	1.45%	$25,000	$4,421	$4,276	$145
Goldman Sachs	KB Home	Sell	5.00%	12/20/2026	1.73%	$80,000	$13,390	$11,114	$2,276
Goldman Sachs	KB Home	Sell	5.00%	12/20/2026	1.73%	$125,000	$20,922	$18,031	$2,891
Goldman Sachs	Kraft Heinz Foods Co	Sell	1.00%	12/20/2026	0.79%	$402,000	$4,368	$3,747	$621
JP Morgan Chase	Lennar Corp	Sell	5.00%	12/20/2026	0.82%	$425,000	$91,908	$87,753	$4,155
JP Morgan Chase	Marks & Spencer PLC	Sell	1.00%	12/20/2026	1.72%	$60,000	$(2,504)	$(3,539)	$1,035
Goldman Sachs	Nokia Oyj	Sell	5.00%	12/20/2026	0.93%	$325,000	$82,420	$81,367	$1,053
JP Morgan Chase	NRG Energy Inc	Sell	5.00%	12/20/2026	1.45%	$500,000	$92,086	$75,500	$16,586
Goldman Sachs	Occidental Petroleum Corp	Sell	1.00%	12/20/2026	1.80%	$468,000	$(18,292)	$(20,853)	$2,561
JP Morgan Chase	Schaeffler AG	Sell	5.00%	12/20/2026	1.61%	$260,000	$53,408	$51,361	$2,047
JP Morgan Chase	Stellantis N.V.	Sell	5.00%	12/20/2024	0.65%	$75,000	$12,818	$12,818	$0
Goldman Sachs	Stellantis N.V.	Sell	5.00%	12/20/2026	1.06%	$500,000	$122,636	$120,310	$2,326
JP Morgan Chase	Telecom Italia SpA	Sell	1.00%	12/20/2026	1.73%	$200,000	$(8,736)	$(9,009)	$273
Goldman Sachs	UPC Holding BV	Sell	5.00%	12/20/2026	2.05%	$230,000	$41,069	$33,778	$7,291
Annual Shareholder Report

Counter- party	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 8/31/ 2021[6]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JP Morgan Chase	Valeo SA	Sell	1.00%	12/20/2026	1.34%	$270,000	$(5,564)	$(6,114)	$550
BNP Paribas	Valeo SA	Sell	1.00%	12/20/2026	1.34%	$100,000	$(2,061)	$(2,104)	$43
Goldman Sachs	Virgin Media Finance PLC	Sell	5.00%	12/20/2026	2.61%	$449,000	$63,642	$62,875	$767
BNP Paribas	Volvo Car AB	Sell	5.00%	12/20/2026	0.94%	$50,000	$12,926	$13,231	$(305)
Goldman Sachs	Ziggo Bond Co BV	Sell	5.00%	12/20/2026	2.57%	$100,000	$14,365	$14,239	$126
TOTAL CREDIT DEFAULT SWAPS							$944,378	$868,993	$75,385
At August 31, 2021, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
9/15/2021	RBC Europe	80,000 GBP	$ 111,226	$(1,234)
Contracts Sold:
9/15/2021	Northern Trust	550,000 EUR	$ 644,970	$(4,650)
9/15/2021	Northern Trust	200,000 EUR	$ 235,120	$(1,106)
9/15/2021	RBC Europe	5,350,000 EUR	$ 6,495,060	$176,038
9/15/2021	RBC Europe	330,000 EUR	$ 389,062	$(709)
9/15/2021	RBC Europe	150,000 EUR	$ 179,656	$2,487
9/15/2021	RBC Europe	150,000 EUR	$ 176,590	$(579)
9/15/2021	RBC Europe	130,000 EUR	$ 152,543	$(1,003)
9/15/2021	State Street	5,350,000 EUR	$ 6,494,178	$175,155
9/15/2021	State Street	100,000 EUR	$ 118,149	$37
9/15/2021	State Street	100,000 EUR	$ 118,453	$340
9/15/2021	State Street	1,500,000 GBP	$ 2,116,897	$54,532
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$399,308
Net Unrealized Appreciation on Futures Contracts and Foreign Exchange Contracts and value for Swap Contracts is included in “Other Assets and Liabilities—Net.”
1
Perpetual Bond Security. The maturity date reflects the next call date.
2
Discount rate at time of purchase.
3
The cost of investments for federal tax purposes amounts to $42,906,634.
Annual Shareholder Report

4
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
5
Non-income-producing security.
6
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of August 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$37,015,676	$—	$37,015,676
U.S. Treasury	—	8,062,456	—	8,062,456
TOTAL SECURITIES	$—	$45,078,132	$—	$45,078,132
Other Financial Instruments:
Assets:
Futures	$2,853	$—	$—	$2,853
Foreign Exchange Contracts	—	408,589	—	408,589
Swap Contracts	—	982,449	—	982,449
Liabilities:
Futures	$(1,588)	$—	$—	$(1,588)
Foreign Exchange Contracts	—	(9,281)	—	(9,281)
Swap Contracts	—	(38,071)	—	(38,071)
TOTAL OTHER FINANCIAL INSTRUMENTS	$1,265	$1,343,686	$—	$1,344,951
The following acronym(s) are used throughout this portfolio:
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
GMTN	—Global Medium Term Note
OTC	—Over-the-Counter
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 8/31/2021	Period Ended 8/31/2020[1]
Net Asset Value, Beginning of Period	$10.34	$10.00
Income From Investment Operations:
Net investment income	0.26	0.37
Net realized and unrealized gain	0.58	0.23
TOTAL FROM INVESTMENT OPERATIONS	0.84	0.60
Less Distributions:
Distributions from net investment income	(0.37)	(0.26)
Net Asset Value, End of Period	$10.81	$10.34
Total Return[2]	8.27%	6.19%
Ratios to Average Net Assets:
Net expenses[3]	0.62%[4]	0.62%[4,5]
Net investment income	2.54%	4.08%[5]
Expense waiver/reimbursement[6]	0.95%	1.10%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$47,738	$32,603
Portfolio turnover	27%	36%
1
Reflects operations for the period from September 26, 2019 (date of initial investment) to August 31, 2020.
2
Based on net asset value. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.62% for the year ended August 31, 2021 and 0.62% for the period ended August 31, 2020, after taking into account this expense reduction.
5
Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout the Period)
Period Ended 8/31/2021[1]
Net Asset Value, Beginning of Period	$10.73
Income From Investment Operations:
Net investment income	0.11
Net realized and unrealized gain	0.02
TOTAL FROM INVESTMENT OPERATIONS	0.13
Less Distributions:
Distributions from net investment income	(0.05)
Net Asset Value, End of Period	$10.81
Total Return[2]	1.24%
Ratios to Average Net Assets:
Net expenses[3]	0.53%[4]
Net investment income	2.39%[4]
Expense waiver/reimbursement[5]	0.22%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[6]
Portfolio turnover	27%[7]
1
Reflects operations for the period from June 11, 2021 (date of initial investment) to August 31, 2021.
2
Based on net asset value. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
6
Represents less than $1,000.
7
Calculated at the fund level. Percentage indicated was calculated for the fiscal year ended August 31, 2021.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
August 31, 2021

Assets:
Investment in securities, at value (identified cost $42,872,567)		$45,078,132
Cash		746,229
Cash denominated in foreign currencies (identified cost $71,649)		193,846
Deposit at broker for futures		57,300
Swaps, at value (net premium paid of $912,664)		982,449
Income receivable		421,104
Unrealized appreciation on foreign exchange contracts		408,589
Receivable for shares sold		69,087
Receivable for periodic payments from swap contracts		62,599
Receivable for variation margin on futures contracts		7,313
TOTAL ASSETS		48,026,648
Liabilities:
Payable for investments purchased	$121,980
Swaps, at value (net premium received of $43,671)	38,071
Payable for shares redeemed	24,635
Unrealized depreciation on foreign exchange contracts	9,281
Payable for portfolio accounting fees	51,278
Payable for auditing fees	24,673
Payable for share registration costs	12,545
Payable to investment adviser (Note 5)	2,536
Accrued expenses (Note 5)	3,612
TOTAL LIABILITIES		288,611
Net assets for 4,414,380 shares outstanding		$47,738,037
Net Assets Consists of:
Paid-in capital		$44,646,527
Total distributable earnings (loss)		3,091,510
TOTAL NET ASSETS		$47,738,037
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$47,737,936 ÷ 4,414,371 shares outstanding, no par value, unlimited shares authorized	$10.81
Offering price per share	$10.81
Redemption proceeds per share	$10.81
Class R6 Shares:
$101 ÷ 9* shares outstanding, no par value, unlimited shares authorized	$10.81
Offering price per share	$10.81
Redemption proceeds per share	$10.81
*
Net Asset Value per Share and Shares outstanding round to the nearest whole total
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended August 31, 2021

Investment Income:
Interest (net of foreign tax withheld of $377)			$1,266,324
Expenses:
Investment adviser fee (Note 5)		$240,140
Administrative fee (Note 5)		33,398
Custodian fees		12,427
Transfer agent fees (Note 2)		19,692
Auditing fees		38,700
Legal fees		10,632
Portfolio accounting fees		173,970
Share registration costs		52,400
Printing and postage		20,385
Miscellaneous (Note 5)		27,325
TOTAL EXPENSES		629,069
Waiver, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 5)	$(240,140)
Reimbursements of other operating expenses (Notes 2 and 5)	(138,804)
Reduction of custodian fees (Note 6)	(1,770)
TOTAL WAIVER, REIMBURSEMENTS AND REDUCTION		(380,714)
Net expenses			248,355
Net investment income			1,017,969
Realized and Unrealized Gain (Loss) on Investments, Foreign Exchange Contracts, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			906,776
Net realized loss on foreign exchange contracts			(708,460)
Net realized gain on futures contracts			177,717
Net realized gain on swap contracts			250,305
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			412,616
Net change in unrealized depreciation of foreign exchange contracts			929,067
Net change in unrealized depreciation of futures contracts			15,581
Net change in unrealized appreciation of swaps			60,999
Net realized and unrealized gain (loss) on investments, foreign exchange contracts, futures contracts, swap contracts and foreign currency transactions			2,044,601
Change in net assets resulting from operations			$3,062,570
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

	Year Ended 8/31/2021	Period Ended 8/31/2020[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,017,969	$1,030,123
Net realized gain (loss)	626,338	(202,834)
Net change in unrealized appreciation/depreciation	1,418,263	1,262,157
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,062,570	2,089,446
Distributions to Shareholders:
Institutional Shares	(1,366,335)	(694,171)
Class R6 Shares[2]	[3]0	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,366,335)	(694,171)
Share Transactions:
Proceeds from sale of shares	13,625,205	31,528,150
Net asset value of shares issued to shareholders in payment of distributions declared	1,279,458	640,027
Cost of shares redeemed	(1,465,940)	(960,373)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	13,438,723	31,207,804
Change in net assets	15,134,958	32,603,079
Net Assets:
Beginning of period	32,603,079	—
End of period	$47,738,037	$32,603,079
1
Reflects operations for the period from September 26, 2019 (date of initial investment) to August 31, 2020.
2
The Fund’s Class R6 Shares commenced on June 11, 2021.
3
Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
August 31, 2021
1. ORGANIZATION
Federated Hermes Adviser Series (the “Trust”) was established as a Delaware statutory trust on July 12, 2017, and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 15 portfolios. The financial statements included herein are only those of the Federated Hermes SDG Engagement High Yield Credit Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares, Institutional Shares, which commenced operations on September 26, 2019, and Class R6 Shares, which commenced operations on June 11, 2021. Class A Shares and Class C Shares are effective with the Securities and Exchange Commission (SEC), but are not yet offered for sale. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The Fund’s investment objective is to seek current income and long-term capital appreciation alongside positive societal impact.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation
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that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver, reimbursements and reduction of $380,714 is disclosed in various locations in this Note 2, Note 5 and Note 6. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended August 31, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$19,692	$(9,810)
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended August 31, 2021, the Fund’s Institutional Shares did not incur other service fees.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended August 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2021, tax years 2020 and 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a determined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements to seek to increase yield, income and return and to manage country, currency, security, market and sector/asset class risks. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
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The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. Interest rate swap agreements generally involve the agreement by the Fund to pay the counterparty a fixed or floating interest rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent the amount is positive. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of the value and recourse in the event of default or bankruptcy/solvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum exposure to loss of the notional value of credit default swaps outstanding at August 31, 2021, is $7,239,000. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject to Master Netting Agreements (MNAs) which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. The cash or securities deposited in a segregated account offsets the amount due to the broker reducing the net settlement amount to zero.
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Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (the “CCP”) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swaps, at value at year end, including net unrealized appreciation, are listed after the Fund’s Portfolio of Investments.
The average notional amount of credit default swap contracts held by the Fund throughout the period was $3,758,406. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to MNAs. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $107,574 and $119,899, respectively. This is based on the amounts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
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Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional values of short futures contracts held by the Fund throughout the period was $3,190,858. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset	Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$408,589	Unrealized depreciation on foreign exchange contracts	$9,281
Credit contracts	Swaps, at value	982,449	Swaps, at value	38,071
Interest rate	Receivable for variation margin on futures contracts	1,265*	Payable for variation margin on futures contracts	—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$1,392,303		$47,352
*
Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities
The Effect of Derivative Instruments on the Statement of Operations For the Year Ended August 31, 2021
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Foreign Exchange Contracts	Interest Rate Contracts	Credit Contracts	Total
Credit Default Swap Contracts	$—	$—	$250,305	$250,305
Foreign Exchange Contracts	(708,460)	—	—	(708,460)
Futures Contracts	—	177,717	—	177,717
TOTAL	$(708,460)	$177,717	$250,305	$(280,438)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Foreign Exchange Contracts	Interest Rate Contracts	Credit Contracts	Total
Credit Default Swap Contracts	$—	$—	$60,999	$60,999
Foreign Exchange Contracts	929,067	—	—	929,067
Futures Contracts	—	15,581	—	15,581
TOTAL	$929,067	$15,581	$60,999	$1,005,647
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As indicated above, certain derivative investments are transacted subject to MNAs. As of August 31, 2021, the impact of netting assets and liabilities and the collateral pledged or received based on MNAs are detailed below:
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Swap Contracts	$982,449	$(38,071)	$—	$944,378
Foreign Exchange Contracts	408,589	(3,525)	—	405,064
TOTAL	$1,391,038	$(41,596)	$—	$1,349,442

Transaction	Gross Liability Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Pledged	Net Amount
Swap Contracts	$38,071	$(38,071)	$—	$—
Foreign Exchange Contracts	9,281	(3,525)	—	5,756
TOTAL	$47,352	$(41,596)	$—	$5,756
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarizes share activity:
	Year Ended August 31, 2021		Period Ended August 31, 2020[1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,279,585	$13,625,105	3,184,603	$31,528,150
Shares issued to shareholders in payment of distributions declared	120,730	1,279,458	65,846	640,027
Shares redeemed	(137,890)	(1,465,940)	(98,503)	(960,373)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,262,425	$13,438,623	3,151,946	$31,207,804
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	Period Ended August 31, 2021[2]		Period Ended August 31, 2020
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	9	$100	—	$—
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	9	$100	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,262,434	$13,438,723	3,151,946	$31,207,804
1
Reflects operations for the period September 26, 2019 (date of initial investment) to August 31, 2020.
2
Reflects operations for the period June 11, 2021 (date of initial investment) to August 31, 2021.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended August 31, 2021, was as follows:
	2021	2020
Ordinary income[1]	$1,366,335	$694,171
1
For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of August 31, 2021, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$825,131
Net unrealized appreciation	$2,170,395
Undistributed long-term capital gains	$95,984
2
For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the mark to market of derivative instruments.
At August 31, 2021, the cost of investments for federal tax purposes was $42,906,634. The net unrealized appreciation of investments for federal tax purposes was $2,171,498. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,316,255 and net unrealized depreciation from investments for those securities having an excess of cost over value of $144,757. The amounts presented are inclusive of derivative contracts.
Capital loss carryforwards of $698,590 were utilized during the year ended August 31, 2021.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended August 31, 2021, the Adviser voluntarily waived its entire fee of $240,140 and voluntarily reimbursed $9,810 of transfer agent fees and $128,994 of other operating expenses.
Some or all of the Fund’s assets are managed by Hermes Investment Management Limited (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee equal to 0.35% of the daily net assets of the Fund. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. The Sub-Adviser may from time to time and for such periods as it deems appropriate reduce its compensation. The Sub-Adviser agrees to share pro rata in any fee waivers, or expense assumptions and reimbursements, imposed or made by the Adviser or its affiliates.
For the year ended August 31, 2021, the Sub-Adviser waived all of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended August 31, 2021, the annualized fee paid to FAS was 0.083% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares and Class R6 Shares (after the voluntary waivers and reimbursements) will not exceed 0.62% and 0.57% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2022 or (b) the date of the Fund’s next effective Prospectus. While the
Annual Shareholder Report

Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended August 31, 2021, the Fund’s expenses were reduced by $1,770 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended August 31, 2021, were as follows:
Purchases	$17,986,814
Sales	$9,573,133
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of August 31, 2021, the Fund had no outstanding loans. During the year ended August 31, 2021, the Fund did not utilize the LOC.
Annual Shareholder Report

9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2021, there were no outstanding loans. During the year ended August 31, 2021, the program was not utilized.
10. other matters
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
To The Board of Trustees of Federated hermes ADVISER SERIES and Shareholders of Federated Hermes SDG Engagement High Yield Credit Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Hermes SDG Engagement High Yield Credit Fund (the “Fund”), a portfolio of Federated Hermes Adviser Series, as of August 31, 2021, the related statements of operations for the year then ended and changes in net assets for the year then ended and for the period from September 26, 2019 (date of initial investment) to August 31, 2020 and the related notes (collectively, the “financial statements”) and the financial highlights for the year then ended and for the period from September 26, 2019 (date of initial investment) to August 31, 2020. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2021, the results of its operations for the year then ended and the changes in its net assets and financial highlights for the year then ended and for the period from September 26, 2019 (date of initial investment) to August 31, 2020, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2021, by correspondence with the custodian and brokers or by other appropriate auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
October 25, 2021
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees; and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2021 to August 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 3/1/2021	Ending Account Value 8/31/2021	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,026.90	$3.17
Class R6 Shares	$1,000	$1,012.40	$[2]1.20
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.08	$3.16
Class R6 Shares	$1,000	$1,022.53	$[2]2.70
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.62%
Class R6 Shares	0.53%
2
“Actual” expense information for the Fund’s Class R6 Shares is for the period from June 11, 2021 (date of initial investment) to August 31, 2021. Actual expenses are equal to the Fund’s annualized net expense ratio of 0.53% multiplied by 82/365 (to reflect the period from initial investment to August 31, 2021). “Hypothetical” expense information for Class R6 Shares is presented on the basis of the full one half-year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 184/365 (to reflect the full half-year period).
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2020, the Trust comprised 12 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 163 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Vice President, Federated Hermes, Inc.; President, Director/Trustee
and CEO, Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment
Management Corp., Federated Investment Counseling, Federated
Investment Management Company; President of some of the Funds in the Federated Hermes Fund Family and Director, Federated Investors
Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and Director of
Federated Investment Counseling; President and CEO of Passport
Research, Ltd.; Director, Edgewood Securities Corp.; Director,
Federated Services Company; Director, Federated Hermes, Inc.;
Chairman and Director, Southpointe Distribution Services, Inc. and
President, Technology, Federated Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, KLX Energy Services Holdings, Inc. (oilfield services); former
Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; and Director and Vice Chair, Our Campaign for the
Church Alive!, Inc.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: May 2017
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: November 2017
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: May 2017
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: May 2017
Principal Occupations: Stephen F. Auth is Chief Investment Officer of
various Funds in the Federated Hermes Fund Family; Executive Vice
President, Federated Investment Counseling, Federated Global
Investment Management Corp. and Federated Equity Management
Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment
Management Company and Passport Research, Ltd. (investment
advisory subsidiary of Federated); Senior Vice President, Global
Portfolio Management Services Division; Senior Vice President,
Federated Investment Management Company and Passport
Research, Ltd.; Senior Managing Director and Portfolio Manager,
Prudential Investments.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes SDG Engagement High Yield Credit Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) and the investment sub-advisory contract between the Adviser and Hermes Investment Management Limited (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the Advisers’ investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Advisers and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of the Advisers and their affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the range of services provided to the Fund by the Advisers and their affiliates. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Advisers’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.

The Board considered the quality of the Advisers’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Advisers’ communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Advisers’ regulatory and compliance environment. The Board considered the Advisers’ compliance program, compliance history, and reports from the CCO about the Advisers’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Advisers and their affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Advisers’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Advisers’ investment management and related services warrant the continuation of the Contracts.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contracts.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
It was noted in the materials for the May Meetings that, for the year ended December 31, 2020, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contracts.

Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The

Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contracts reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangements.
Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Adviser Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes SDG Engagement High Yield Credit Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
Annual Shareholder Report

applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes SDG Engagement High Yield Credit Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423A556
CUSIP 31423A549
Q454749 (10/21)
© 2021 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 – $412,250

Fiscal year ended 2020 - $322,876

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $21,070

Fiscal year ended 2020 - $5,000

Fiscal year ended 2021- Audit consents for N-1A filings.

Fiscal year ended 2020- Audit consents for N-1A financial highlights.

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $6,896 respectively. Fiscal year ended 2020- Audit consent fee for N-14 merger document.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $11,438

Fiscal year ended 2020 - $0

Fiscal year ended 2021- International tax advice with respect to exchange of American Depositary Receipt.

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $0

Fiscal year ended 2020 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $52,391 and $49,966 respectively. Fiscal year ended 2021- Service fees for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2020- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and

(2)	With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2021 - $123,720

Fiscal year ended 2020 - $200,601

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Adviser Series

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date October 25, 2021

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 25, 2021